UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1028

Ivy Funds
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Balanced Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 0.89%
Southwest Airlines Co.	55,300	$847,196

Aircraft - 1.54%
Boeing Company (The)	16,600	1,474,744

Banks - 3.62%
Bank of America Corporation	16,600	886,274
Northern Trust Corporation	22,600	1,370,916
Wells Fargo & Company	33,600	1,194,816
		3,452,006
Beverages - 2.43%
Brown-Forman Corporation, Class B	12,400	821,376
PepsiCo, Inc.	24,000	1,501,200
		2,322,576
Business Equipment and Services - 1.05%
Pitney Bowes Inc.	21,800	1,006,942

Chemicals -- Petroleum and Inorganic - 1.20%
E.I. du Pont de Nemours and Company	23,600	1,149,556

Chemicals -- Specialty - 1.10%
Air Products and Chemicals, Inc.	14,900	1,047,172

Communications Equipment - 4.32%
Cisco Systems, Inc.*	69,800	1,905,191
Nokia Corporation, Series A, ADR	56,200	1,141,984
QUALCOMM Incorporated	28,600	1,080,365
		4,127,540
Computers -- Micro - 1.55%
Apple Computer, Inc.	17,400	1,475,346

Computers -- Peripherals - 1.24%
Microsoft Corporation	39,758	1,186,975

Defense - 2.35%
General Dynamics Corporation	30,200	2,245,370

Electrical Equipment - 1.03%
Emerson Electric Co.	22,400	987,168

Electronic Components - 2.29%
Microchip Technology Incorporated	34,700	1,134,169
Texas Instruments Incorporated	36,500	1,051,200
		2,185,369
Finance Companies - 2.40%
SLM Corporation	46,900	2,287,313

Health Care -- Drugs - 5.69%
Allergan, Inc.	11,100	1,329,114
Amgen Inc.*	13,500	922,522
Gilead Sciences, Inc.*	15,900	1,031,831
Novartis AG, ADR	16,100	924,784
Pfizer Inc.	47,200	1,222,480
		5,430,731
Health Care -- General - 4.99%
Biomet, Inc.	27,400	1,129,976
DENTSPLY International Inc.	35,000	1,045,275
Johnson & Johnson	26,200	1,729,724
Zimmer Holdings, Inc.*	10,900	854,342
		4,759,317
Hospital Supply and Management - 2.42%
Community Health Systems, Inc.*	31,300	1,143,076
Medtronic, Inc.	21,800	1,166,518
		2,309,594
Household -- General Products - 1.80%
Colgate-Palmolive Company	26,300	1,715,812

Insurance -- Life - 1.11%
Aflac Incorporated	23,000	1,058,000

Insurance -- Property and Casualty - 1.15%
Berkshire Hathaway Inc., Class B*	300	1,099,800

Leisure Time Industry - 1.07%
Time Warner Inc.	47,100	1,025,838

Motion Pictures - 1.43%
News Corporation Limited, Class A	63,400	1,361,832

Multiple Industry - 4.58%
Altria Group, Inc.	9,800	841,036
General Electric Company	63,680	2,369,533
Las Vegas Sands, Inc.*	13,000	1,163,240
		4,373,809
Non-Residential Construction - 1.00%
Fluor Corporation	11,700	955,305

Petroleum -- International - 4.98%
BP p.l.c., ADR	19,000	1,274,900
ChevronTexaco Corporation	13,500	992,655
Exxon Mobil Corporation	32,400	2,482,812
		4,750,367
Petroleum -- Services - 2.65%
Schlumberger Limited	23,700	1,496,892
Smith International, Inc.	25,200	1,034,964
		2,531,856
Publishing - 1.19%
Meredith Corporation	20,100	1,132,635

Retail -- General Merchandise - 1.96%
Target Corporation	15,000	855,750
Wal-Mart Stores, Inc.	21,900	1,011,342
		1,867,092
Retail -- Specialty Stores - 0.76%
Best Buy Co., Inc.	14,800	728,012

Security and Commodity Brokers - 4.93%
American Express Company	17,800	1,079,926
Chicago Mercantile Exchange Holdings Inc.	1,500	764,625
J.P. Morgan Chase & Co.	26,800	1,294,440
UBS AG	26,000	1,568,580
		4,707,571
Timesharing and Software - 1.09%
Paychex, Inc.	26,400	1,043,196

Trucking and Shipping - 0.92%
Expeditors International of Washington, Inc.	21,700	878,416

Utilities -- Electric - 1.69%
Exelon Corporation	26,000	1,609,140

Utilities -- Telephone - 1.43%
AT&T Inc.	38,100	1,362,075

TOTAL COMMON STOCKS - 73.85%		$70,495,671

(Cost: $54,444,066)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.28%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$250	267,948

Beverages - 0.36%
Diageo Capital plc,
3.5%, 11-19-07	350	344,647

Finance Companies - 2.47%
American International Group,
3.85%, 11-26-07 (A)	500	493,299
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	7	162
8%, 3-31-11 (A)	244	65,876
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	381	384,482
General Motors Acceptance Corporation,
6.125%, 8-28-07	300	300,059
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	750	760,420
Unilever Capital Corporation,
5.9%, 11-15-32	350	352,988
		2,357,286
Food and Related - 1.28%
Archer-Daniels-Midland Company,
7%, 2-1-31	700	805,217
Cargill, Inc.,
6.375%, 6-1-12 (A)	400	417,267
		1,222,484
Insurance -- Life - 0.50%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	473,590

Real Estate Investment Trust - 0.84%
Vornado Realty L.P.,
5.625%, 6-15-07	800	799,470

TOTAL CORPORATE DEBT SECURITIES - 5.73%		$5,465,425

(Cost: $5,402,740)

OTHER GOVERNMENT SECURITIES - 0.60%

Canada
Hydro-Quebec,
8.0%, 2-1-13	500	568,896
(Cost: $572,183)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 5.27%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	419	418,878
6.0%, 9-1-17	411	417,780
5.0%, 1-1-18	464	457,904
5.5%, 4-1-18	401	401,955
6.5%, 10-1-28	148	152,115
6.5%, 2-1-29	33	34,502
7.0%, 5-1-31	31	32,082
7.5%, 5-1-31	55	58,000
7.0%, 7-1-31	46	47,866
7.0%, 9-1-31	49	50,212
7.0%, 9-1-31	68	70,410
7.0%, 11-1-31	156	161,120
6.5%, 2-1-32	173	178,391
7.0%, 2-1-32	101	104,866
7.0%, 2-1-32	187	192,529
6.5%, 3-1-32	51	52,461
7.0%, 3-1-32	108	111,312
7.0%, 6-1-32	34	35,479
7.0%, 7-1-32	214	221,334
6.5%, 8-1-32	88	90,205
6.0%, 9-1-32	660	665,559
6.5%, 9-1-32	152	156,060
5.5%, 5-1-33	129	127,557
5.5%, 5-1-33	187	185,537
5.5%, 6-1-33	298	294,591
5.5%, 5-1-33	319	315,871
		5,034,576
Treasury Obligations - 10.40%
United States Treasury Bonds,
7.5%, 11-15-16	500	607,578
United States Treasury Notes:
3.0%, 2-15-08	900	880,664
4.0%, 3-15-10	800	783,218
4.25%, 10-15-10	2,000	1,969,062
3.875%, 2-15-13	1,250	1,196,338
3.625%, 5-15-13	750	706,670
4.25%, 8-15-13	900	877,430
4.25%, 8-15-15	3,000	2,902,968
		9,923,928

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 15.67%		$14,958,504

(Cost: $15,236,608)

SHORT-TERM SECURITIES

Commerical Paper - 2.06%
Finance Companies
Caterpillar Financial Services Corp.,
5.25%, 1-3-07	1,967	1,966,426

United States Government Obligation - 2.09%
Federal Home Loan Bank,
4.83%, 1-2-07	2,000	1,999,732

TOTAL SHORT-TERM SECURITIES - 4.15%		$3,966,158

(Cost: $3,966,158)

TOTAL INVESTMENT SECURITIES -100.00%		$95,454,654

(Cost: $79,621,755)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $1,737,024 or 1.82% of net assets.

The Investments of Ivy Bond Fund
December 31, 2006
PREFERRED STOCKS	Shares	Value

Real Estate Investment Trust
PS Business Parks, Inc., 7.0% Cumulative	10,500	$267,225
Public Storage, Inc., 6.25% Cumulative	10,500	258,195

TOTAL PREFERRED STOCKS - 0.76%		$525,420

(Cost: $520,050)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aluminum - 0.27%
Steelcase Inc.,
6.5%, 8-15-11	$185	187,919

Asset-Backed Securities - 4.51%
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33	120	120,235
Associates Manufactured Housing Contract Pass-Through Certificates,
7.725%, 6-15-28	172	173,651
C-Bass 2006-CB2 Trust,
5.86%, 12-25-36	530	534,247
C-Bass 2006-MH1 Trust:
6.24%, 10-25-36 (A)	105	106,369
6.25%, 10-25-36 (A)	170	170,660
Cendant Mortgage Corporation and Bishop's Gate Residential Mortgage Trust,
6.25%, 6-25-32	128	126,428
Citibank Credit Card Issuance Trust, Class 2005-C1,
5.5%, 3-24-17	200	198,524
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.2%, 12-15-35 (A)	300	287,243
FFCA Secured Lending Corporation,
6.73%, 10-18-25 (A)	12	11,774
Green Tree Financial Corporation:
6.4%, 10-15-18	80	81,447
7.35%, 5-15-27	43	44,534
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33 (B)	57	55,884
MMCA Auto Owner: Trust 2002-2,
4.67%, 3-15-10	38	37,846
Trust 2002-3,
4.6%, 8-17-09	56	56,025
National Collegiate Trust 1997-S2 (The),
7.24%, 9-20-14	213	205,118
Origen Manufactured Housing Contract: Trust 2004-A,
5.7%, 1-15-35	100	98,665
Trust 2004-B,
5.73%, 11-15-35	50	48,605
Trust 2005-A:
4.49%, 5-15-18	200	197,215
5.86%, 6-15-36	120	116,362
2005-B,
5.605%, 5-15-22	80	79,604
Vanderbilt Mortgage and Finance, Inc.:
8.75%, 1-7-16	43	42,801
6.4%, 3-7-28	147	146,522
WFS Financial 2005-2 Owner Trust,
4.39%, 11-19-12	175	173,194
		3,112,953
Banks - 0.37%
Wells Fargo Mortgage Backed Securities 2001-14 Trust,
5.6%, 3-15-16	250	252,444

Beverages - 0.91%
SABMiller plc,
6.5%, 7-1-16 (A)	600	625,876

Broadcasting - 1.09%
Cox Communications, Inc.,
7.125%, 10-1-12	450	479,730
Viacom Inc.,
6.875%, 4-30-36	275	271,887
		751,617
Business Equipment and Services - 0.95%
HSBC Finance Corporation,
5.7%, 6-1-11	400	406,912
International Lease Finance Corporation,
5.625%, 9-20-13	250	251,826
		658,738
Collateralized Mortgage Obligations - 6.89%
Banc of America: Alternative Loan Trust 2005-10:
5.66838%, 11-25-35	284	278,793
5.66838%, 11-25-35	137	132,223
Alternative Loan Trust 2005-12:
5.8068%, 1-25-36	304	298,558
5.8068%, 1-25-36	221	204,247
Alternative Loan Trust 2006-4,
6.22492%, 5-25-36	327	324,889
Alternative Loan Trust 2006-8,
6.25036%, 11-25-46	146	134,179
Mortgage Trust 2004-7,
5.75%, 8-25-34	98	97,056
Banco Hipotecario Nacional,
7.916%, 7-25-09 (A)	7	184
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	124	124,264
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	216	207,261
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	124	121,823
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	53	52,846
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	200	190,926
5.39898%, 4-25-32	296	265,985
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (A)	309	298,694
5.25%, 11-25-32 (A)	265	257,916
J.P. Morgan Mortgage Trust 2005-S2,
5.66763%, 9-25-35	517	507,435
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	585	580,122
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	190	186,997
RALI Series 2003-QS10 Trust,
5.75%, 5-25-33	246	242,143
Structured Asset Securities Corporation,
5.63%, 5-25-34	250	246,869
		4,753,410
Conduit - 11.44%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2,
6.2%, 7-11-43 (A)	275	282,883
Bear Stearns Commercial Mortgage Securities Inc.: Series 1999-WF2:
6.0%, 7-15-31 (A)	500	508,875
6.0%, 7-15-31 (A)	100	102,039
Bear Stearns Commercial Mortgage Securities: Trust 2004-PWR4,
5.650278%, 6-11-41	1,500	1,510,008
Trust 2002-TOP6,
6.0%, 10-15-36 (A)	320	317,158
CD 2006-CD2 Mortgage Trust,
5.6179%, 1-15-46 (A)	710	715,718
COMM 2006-CNL2:
5.5699%, 2-5-19 (A)	225	223,867
5.5699%, 2-5-19 (A)	95	94,859
Commercial Mortgage Asset Trust,
6.0%, 11-17-32	225	230,211
DLJ Commercial Mortgage Corp. 1998-CG1,
7.405%, 6-10-31 (A)	350	383,589
GE Capital Commercial Mortgatge Corp. 2002-2,
6.039%, 8-11-36 (A)	565	582,925
GS Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2001-LI B,
6.733%, 2-14-16 (A)	225	236,603
Hilton Hotel Pool Trust:
5.85%, 10-3-15 (A)	790	797,946
7.653%, 10-3-15 (A)	430	451,220
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.05881%, 11-28-35 (Interest Only) (A)	6,450	154,328
5.88%, 11-28-35 (A)	155	148,522
5.88%, 11-28-35 (A)	105	102,669
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	300	310,366
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (A)	285	274,090
Wachovia Bank Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates Series 2006-C26,
6.011%, 6-15-45	450	471,421
		7,899,297
Construction Materials - 1.23%
Crane Co.,
6.55%, 11-15-36	260	255,960
USG Corporation,
6.3%, 11-15-16 (A)	600	594,744
		850,704
Electronic Components - 0.34%
Avnet, Inc.,
6.625%, 9-15-16	225	231,368

Finance Companies - 20.05%
Allied Capital Corporation,
6.625%, 7-15-11	585	594,876
Alternative Loan Trust 2006-J5,
6.5%, 9-25-36	535	542,566
Asset Securitization Corporation:
1.58818%, 10-13-26 (Interest Only) (A)	1,014	48,506
7.8988%, 2-14-43	170	184,743
CHL Mortgage Pass-Through Trust 2004-J4,
5.25%, 5-25-34	697	643,179
CSAB Mortgage-Backed Trust 2006-2,
6.08%, 9-25-36	650	649,978
CSFB Commercial Mortgage Trust 2003-C4,
5.4994%, 8-15-36 (A)	500	485,448
CWHEQ Home Equity Loan Trust, Series 2006-S6,
5.962%, 3-25-34	210	210,087
Caithness Coso Funding Corp.,
5.489%, 6-15-19 (A)	225	221,130
Capital Auto Receivables Asset Trust 2006-1,
7.16%, 1-15-13 (A)	245	247,042
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	370	358,834
Colonial Bank, N.A.,
6.375%, 12-1-15	500	513,027
ERAC USA Finance Company,
5.9%, 11-15-15 (A)	520	525,412
First Horizon Mortgage Pass-Through Trust 2003-8,
5.12245%, 10-25-33	98	84,322
Ford Credit Auto Owner: Trust 2006-B,
7.12%, 2-15-13 (A)	140	141,776
Trust 2006-C,
6.89%, 5-15-13	200	200,040
Fund American Companies, Inc.,
5.875%, 5-15-13	510	506,953
General Motors Acceptance Corporation:
6.27375%, 1-16-07	275	274,998
6.75%, 12-1-14	360	369,768
GMACM Home Equity Loan Trust 2006-HE3,
6.088%, 10-25-36	485	487,876
Goldman Sachs Capital I,
6.345%, 2-15-34	435	440,328
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38	529	530,335
J.P. Morgan Alternative Loan Trust 2006-A7,
5.94167%, 12-25-36	645	645,222
J.P. Morgan Mortgage Acquisition: Trust 2006-CW2,
6.337%, 8-25-36	590	602,376
Trust 2006-WF1,
6.41%, 7-25-36	1,095	1,119,061
JPMorgan Chase Capital XVIII,
6.95%, 8-17-36	425	459,711
Mellon Residential Funding,
6.75%, 6-26-28	63	63,250
Morgan Stanley Capital I, Inc., Commercial Mortgage Pass-Through Certificates, Series 1998-XL2,
6.49495%, 10-3-34	500	507,267
RASC Series 2003-KS10 Trust,
6.41%, 12-25-33	129	125,154
Selkirk Cogen Funding Corporation,
8.65%, 12-26-07	135	137,253
St. George Funding Company LLC,
8.485%, 12-29-49 (A)	200	210,116
Symetra Financial Corporation,
6.125%, 4-1-16 (A)	400	404,594
TimberStar Trust I,
6.2082%, 10-15-36 (A)	425	433,251
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.25%, 8-25-33 (A)	276	237,253
		13,205,732
Health Care -- Drugs - 0.64%
AmerisourceBergen Corporation:
5.625%, 9-15-12	150	147,461
5.875%, 9-15-15	125	122,222
Cardinal Health, Inc.,
5.85%, 12-15-17	175	174,016
		443,699
Hospital Supply and Management - 0.71%
Laboratory Corporation of America Holdings:
5.5%, 2-1-13	215	207,235
5.625%, 12-15-15	285	280,183
		487,418
Insurance -- Life - 0.69%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	473,590

Insurance -- Property and Casualty - 0.44%
Commerce Group, Inc. (The),
5.95%, 12-9-13	305	303,296

Leisure Time Industry - 0.96%
AOL Time Warner Inc.,
7.7%, 5-1-32	435	490,807
Time Warner Inc.,
6.5%, 11-15-36	175	174,182
		664,989
Multiple Industry - 1.50%
CRH America, Inc.,
6.0%, 9-30-16	370	373,476
Tyco International Group S.A.,
7.0%, 6-15-28	235	269,661
Western Union Company (The),
5.93%, 10-1-16 (A)	395	391,218
		1,034,355
Petroleum -- Domestic - 0.62%
Williams Partners L.P. and Williams Partners Finance Corporation,
7.25%, 2-1-17 (A)	420	428,400

Petroleum -- Services - 0.81%
Energy Transfer Partners, L.P.:
5.65%, 8-1-12	365	363,464
6.625%, 10-15-36	200	205,934
		569,398
Real Estate Investment Trust - 4.19%
Brandywine Operating Partnership, L.P.,
5.625%, 12-15-10	420	421,530
Equity One, Inc.,
6.25%, 1-15-17	335	341,925
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	450	429,378
Nationwide Health Properties, Inc.:
6.5%, 7-15-11	175	178,801
6.0%, 5-20-15	265	261,555
Simon Property Group, L.P.,
5.875%, 3-1-17	645	657,041
Vornado Realty L.P.,
5.625%, 6-15-07	600	599,602
		2,889,832
Security and Commodity Brokers - 2.21%
Janus Capital Group Inc.,
5.875%, 9-15-11	320	322,026
Jefferies Group, Inc.,
6.25%, 1-15-36	225	218,262
Morgan Stanley Dean Witter & Co.,
6.75%, 4-15-11	500	528,486
Nuveen Investments, Inc.,
5.5%, 9-15-15	465	455,222
		1,523,996
Textile - 0.55%
Mohawk Industries, Inc.,
6.125%, 1-15-16	380	377,266

Utilities -- Electric - 1.74%
MidAmerican Energy Holdings Company,
6.125%, 4-1-36	475	478,826
Oncor Electric Delivery Company,
7.0%, 9-1-22	450	484,046
Pennsylvania Electric Company,
5.125%, 4-1-14	250	241,146
		1,204,018
Utilities -- Gas and Pipeline - 0.67%
Northwest Pipeline Corporation,
7.0%, 6-15-16	440	459,800

Utilities -- Telephone - 0.95%
Sprint Nextel Corporation,
6.0%, 12-1-16	675	657,873

TOTAL CORPORATE DEBT SECURITIES - 64.73%		$44,047,988

(Cost: $44,124,823)

MUNICIPAL OBLIGATIONS -- TAXABLE - 0.14%

Minnesota
City of Eden Prairie, Minnesota, Taxable Multifamily Housing Revenue Refunding Bonds (GNMA Collateralized Mortgage Loan - Parkway Apartments Project), Series 2000B,
7.35%, 2-20-09	95	$95,052
(Cost: $95,000)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 3.72%
Federal Home Loan Bank,
4.83%, 1-2-07	1,500	1,499,799
Federal National Mortgage Association:
3.0%, 3-2-07	640	637,704
4.25%, 5-15-09	500	491,995
5.125%, 1-2-14	575	573,492
		3,202,990
Mortgage-Backed Obligations - 23.07%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.5%, 2-15-30	125	118,002
6.5%, 9-1-32	232	239,034
6.0%, 11-1-33	480	484,789
5.5%, 5-1-34	194	191,898
5.5%, 5-1-34	145	143,728
5.5%, 6-1-34	1,598	1,582,435
5.5%, 9-1-34	159	157,841
5.0%, 9-1-34	42	40,734
5.5%, 10-1-34	370	366,517
5.5%, 7-1-35	244	241,095
5.5%, 7-1-35	451	446,150
5.5%, 10-1-35	609	602,239
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	140	139,626
5.5%, 1-1-17	197	197,083
6.0%, 9-1-17	107	108,623
5.5%, 3-1-18	114	114,159
5.0%, 6-1-18	437	430,866
5.0%, 7-1-18	155	153,315
7.5%, 5-1-31	128	133,799
7.0%, 9-1-31	45	46,195
7.0%, 11-1-31	87	89,511
6.5%, 12-1-31	55	57,153
7.0%, 2-1-32	85	87,513
7.0%, 3-1-32	92	94,555
6.5%, 4-1-32	25	25,556
6.5%, 5-1-32	26	27,142
6.5%, 7-1-32	69	71,277
6.5%, 8-1-32	64	65,743
6.5%, 8-1-32	57	58,356
6.5%, 9-1-32	95	98,195
6.5%, 9-1-32	40	41,568
6.0%, 10-1-32	130	131,247
6.5%, 10-1-32	118	121,704
6.0%, 11-1-32	139	140,908
6.0%, 3-1-33	103	104,541
5.5%, 4-1-33	168	166,741
6.0%, 4-1-33	219	220,641
5.5%, 5-1-33	125	123,789
6.0%, 10-1-33	211	212,497
5.5%, 1-1-34	122	120,304
5.5%, 1-1-34	118	117,223
6.0%, 1-1-34	1,175	1,182,710
6.0%, 1-1-34	509	513,446
5.5%, 3-1-34	168	166,855
5.5%, 3-1-34	73	72,286
5.5%, 4-1-34	178	176,083
5.5%, 4-1-34	55	54,716
5.0%, 5-1-34	74	71,196
5.5%, 5-1-34	149	146,917
5.5%, 11-1-34	1,411	1,395,884
6.0%, 11-1-34	895	901,702
5.5%, 1-1-35	340	335,963
5.5%, 2-1-35	214	211,851
4.5%, 3-1-35	495	463,899
5.0%, 7-1-35	209	202,088
5.0%, 7-1-35	103	99,141
5.0%, 7-1-35	87	83,730
5.0%, 7-1-35	52	50,435
4.5%, 9-1-35	433	406,287
5.5%, 10-1-35	1,005	994,446
Government National Mortgage Association Agency REMIC/CMO,
0.96953%, 6-17-45 (Interest Only)	5,134	283,935
		15,927,862

Treasury Inflation Protected Obligations - 1.69%
United States Treasury Notes,
1.875%, 7-15-13 (B)	1,100	1,167,635

Treasury Obligations - 3.78%
United States Treasury Bonds,
5.375%, 2-15-31	15	16,068
United States Treasury Notes:
2.75%, 8-15-07	800	788,875
3.375%, 10-15-09 (C)	1,400	1,350,672
4.625%, 11-15-16	460	456,982
		2,612,597

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 32.26%		$22,273,378

(Cost: $23,129,462)

SHORT-TERM SECURITIES - 2.11%

Finance Companies
Caterpillar Financial Services Corp.,
5.25%, 1-3-07	1,459	$1,458,574
(Cost: $1,458,574)

TOTAL INVESTMENT SECURITIES - 100.00%		$69,038,118

(Cost: $69,327,909)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $11,939,527 or 17.29% of net assets.

(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(C)Security serves as collateral for the following open futures contracts at December 31, 2006.
Type	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation (Depreiation)

United States 2 Year Treasury Note - Long	22	3-30-07	$4,488,688	$(11,797)
United States 5 Year Treasury Note - Short	2	3-30-07	(210,125)	1,771
United States 10 Year Treasury Note - Short	65	3-30-07	(6,985,469)	60,214
United States 30 Year Treasury Note - Short	5	3-21-07	(557,188)	7,475

			$(3,264,094)	$57,663

The Investments of Ivy Cundill Global Value Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Canada - 9.10%
BCE Inc. (A)	1,815,800	$48,892,612
Fairfax Financial Holdings Limited (A)	201,300	39,990,714
		88,883,326
Germany - 1.33%
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	75,184	13,001,259

Hong Kong - 3.06%
First Pacific Company Limited (A)(B)	57,628,000	29,931,620

Italy - 4.59%
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)(B)	521,786	44,853,415

Japan - 37.60%
ACOM CO., LTD. (A)	999,280	33,587,832
AIFUL Corporation (A)	887,650	24,987,417
Asatsu-DK Inc. (A)	842,300	26,754,288
Coca-Cola West Holdings Company, Limited (A)	1,879,200	43,504,021
Kirin Brewery Company, Limited (A)	2,745,000	43,156,968
Mabuchi Motor Co., Ltd. (A)	456,100	27,134,893
Millea Holdings, Inc. (A)	265,400	9,366,665
Nikko Cordial Corporation (A)	4,418,500	50,680,665
Nippon Television Network Corporation (A)	202,420	30,038,546
TV Asahi Corporation (A)	14,313	28,504,525
Takefuji Corporation (A)	1,257,480	49,768,756
		367,484,576
Singapore - 4.49%
Singapore Press Holdings Limited (A)	15,738,000	43,917,614

South Korea - 13.97%
Korea Electric Power Corporation (A)	986,044	44,955,124
Korea Investment Holdings Co., Ltd. (A)	955,000	47,544,624
Korea Tobacco & Ginseng Corporation (A)	725,400	44,070,000
		136,569,748
United States - 4.87%
DIRECTV Group, Inc. (The)*	1,907,142	47,564,121

TOTAL COMMON STOCKS - 79.01%		$772,205,679

(Cost: $659,089,089)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.84%	Face Amount in Thousands

Euro, 1-19-07 (C)	EUR8,914	(406,833)
Euro, 3-23-07 (C)	29,672	(1,062,645)
Japanese Yen, 1-29-07 (C)	JPY16,183,235	9,079,091
Japanese Yen, 3-23-07 (C)	19,310,512	4,251,389
Singapore Dollar, 1-19-07 (C)	SGD21,275	(397,015)
Singapore Dollar, 3-23-07 (C)	34,840	(503,538)
South Korean Won, 1-19-07 (C)	KRW46,271,306	(1,150,921)
South Korean Won, 3-23-07 (C)	52,495,743	(1,509,572)
South Korean Won, 3-27-07 (C)	14,152,244	(100,395)
		$8,199,561

SHORT-TERM SECURITIES	Principal Amount in Thousands

Repurchase Agreements
J.P. Morgan Securities Inc., 4.7% Repurchase Agreement dated 12-29-06 to be repurchased at $184,932,641 on1-3-07 (D)	$184,812	184,812,000

J.P. Morgan Securities Inc., 4.7% Repurchase Agreement dated 12-29-06 to be repurchased at $12,075,878 on1-3-07 (E)	12,068	12,068,000

TOTAL SHORT-TERM SECURITIES - 20.15%		$196,880,000

(Cost: $196,880,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$977,285,240

(Cost: $855,969,089)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $74,785,035 or 7.65% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won, SGD - Singapore Dollar).

(D)Collateralized by $163,000,000 United States Treasury Bond, 6.0% due 2-15-26; market value and accrued interest aggregate $188,708,164.

(E)Collateralized by $9,684,000 United States Treasury Bond, 7.125% due 2-15-23; market value and accrued interest aggregate $12,322,285.

The Investments of Ivy Dividend Income Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 4.06%
Boeing Company (The)	31,100	$2,762,924
Goodrich Corporation	29,450	1,341,447
Raytheon Company	23,600	1,246,080
		5,350,451
Banks - 3.24%
Bank of America Corporation	54,350	2,901,747
Mellon Financial Corporation	15,400	649,110
Wells Fargo & Company	20,350	723,646
		4,274,503
Beverages - 2.66%
Diageo plc, ADR	27,700	2,196,887
PepsiCo, Inc.	20,900	1,307,295
		3,504,182
Capital Equipment - 3.67%
Caterpillar Inc.	18,150	1,113,139
Deere & Company	39,250	3,731,497
		4,844,636
Chemicals -- Petroleum and Inorganic - 3.44%
E.I. du Pont de Nemours and Company	29,350	1,429,638
Monsanto Company	31,850	1,673,081
UAP Holding Corp.	57,100	1,436,922
		4,539,641
Chemicals -- Specialty - 1.56%
Air Products and Chemicals, Inc.	29,350	2,062,718

Computers -- Peripherals - 2.66%
Microsoft Corporation	42,200	1,259,881
SAP Aktiengesellschaft, ADR	42,300	2,246,130
		3,506,011
Electrical Equipment - 0.45%
Emerson Electric Co.	13,350	588,334

Electronic Components - 0.79%
Microchip Technology Incorporated	31,850	1,041,017

Finance Companies - 2.14%
Rio Tinto plc, ADR	2,950	626,846
SLM Corporation	44,955	2,192,455
		2,819,301
Health Care -- Drugs - 1.53%
Novartis AG, ADR	9,700	557,168
Pfizer Inc.	56,250	1,456,875
		2,014,043
Health Care -- General - 1.00%
Johnson & Johnson	19,900	1,313,798

Hospital Supply and Management - 1.14%
Medtronic, Inc.	28,050	1,500,956

Hotels and Gaming - 2.90%
Harrah's Entertainment, Inc.	17,900	1,480,688
Starwood Hotels & Resorts Worldwide, Inc.	37,600	2,350,000
		3,830,688
Household -- General Products - 4.84%
Colgate-Palmolive Company	39,000	2,544,360
Fortune Brands, Inc.	15,250	1,302,197
Procter & Gamble Company (The)	39,450	2,535,452
		6,382,009
Insurance -- Life - 0.96%
Aflac Incorporated	27,600	1,269,600

Insurance -- Property and Casualty - 3.19%
ACE Limited	10,100	611,757
Allstate Corporation (The)	23,800	1,549,618
Everest Re Group, Ltd.	5,750	564,133
St. Paul Companies, Inc. (The)	27,550	1,479,160
		4,204,668
Metal Fabrication - 1.15%
Loews Corporation, Carolina Group	23,500	1,520,920

Mining - 0.59%
Phelps Dodge Corporation	6,500	778,180

Multiple Industry - 7.33%
3M Company	12,700	989,711
Altria Group, Inc.	39,500	3,389,890
Douglas Emmett, Inc.*	35,350	939,956
General Electric Company	99,900	3,717,279
NYMEX Holdings, Inc.*	5,050	626,251
		9,663,087
Non-Residential Construction - 1.98%
Fluor Corporation	31,900	2,604,635

Petroleum -- International - 5.97%
Anadarko Petroleum Corporation	40,750	1,773,440
Apache Corporation	12,300	818,073
BP p.l.c., ADR	12,550	842,105
Exxon Mobil Corporation	49,500	3,793,185
Marathon Oil Corporation	6,950	642,875
		7,869,678
Petroleum -- Services - 10.04%
BJ Services Company	35,750	1,048,190
Baker Hughes Incorporated	37,950	2,833,347
Grant Prideco, Inc.*	21,500	855,055
National Oilwell Varco, Inc.*	20,700	1,266,426
Schlumberger Limited	58,800	3,713,808
Transocean Inc.*	16,100	1,302,329
Valero GP Holdings, LLC*	51,900	1,288,158
Weatherford International Ltd.*	22,200	927,738
		13,235,051
Railroad - 1.36%
Burlington Northern Santa Fe Corporation	7,350	542,503
Union Pacific Corporation	13,600	1,251,472
		1,793,975
Real Estate Investment Trust - 3.24%
Host Hotels & Resorts, Inc.	40,171	986,198
ProLogis	20,750	1,260,978
Simon Property Group, Inc.	20,050	2,030,865
		4,278,041

Restaurants - 0.97%
McDonald's Corporation*	28,850	1,278,920

Retail -- General Merchandise - 0.44%
Federated Department Stores, Inc.	15,062	574,314

Security and Commodity Brokers - 8.71%
AllianceBernstein Holding L.P.	48,250	3,879,300
Chicago Mercantile Exchange Holdings Inc.	7,250	3,695,687
J.P. Morgan Chase & Co.	54,602	2,637,277
UBS AG	21,050	1,269,947
		11,482,211
Tobacco - 1.23%
Reynolds American Inc.	24,700	1,617,109

Trucking and Shipping - 1.46%
United Parcel Service, Inc., Class B	25,600	1,919,488

Utilities -- Electric - 1.78%
Dominion Resources, Inc.	13,700	1,148,608
NRG Energy, Inc.*	21,350	1,195,814
		2,344,422
Utilities -- Gas and Pipeline - 2.17%
Enbridge Inc.	33,250	1,143,800
Kinder Morgan, Inc.	16,300	1,723,725
		2,867,525
Utilities -- Telephone - 3.24%
BellSouth Corporation	25,150	1,184,816
Iowa Telecommunications Services, Inc.	76,950	1,516,684
Windstream Corporation	110,550	1,572,021
		4,273,521

TOTAL COMMON STOCKS - 91.89%		$121,147,633

(Cost: $98,747,073)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Capital Equipment - 1.51%
Deere (John) Credit Limited (Deere (John) Capital Corporation),
5.34%, 1-10-07	$2,000	1,997,330

Finance Companies - 1.52%
PACCAR Financial Corp.,
5.3%, 1-3-07	2,000	1,999,411

Household -- General Products - 1.67%
Fortune Brands, Inc.,
5.37%, 1-2-07	2,199	2,198,672

Utilities -- Electric - 1.52%
Detroit Edison Co.,
5.42%, 1-4-07	2,000	1,999,097

Utilities -- Gas and Pipeline - 1.13%
Michigan Consolidated Gas Co.,
5.36%, 1-3-07	1,500	1,499,553

Total Commercial Paper - 7.35%		9,694,063

Municipal Obligation - 0.76%
California
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.38%, 7-1-20	1,000	1,000,000

TOTAL SHORT-TERM SECURITIES - 8.11%		$10,694,063

(Cost: $10,694,063)

TOTAL INVESTMENT SECURITIES - 100.00%		$131,841,696

(Cost: $109,441,136)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy European Opportunities Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Argentina - 1.05%
NDS Group plc, ADR*	100,000	$4,830,500

Austria - 4.03%
AGRANA Beteiligungs-AG (A)	47,000	4,578,708
OMV Aktiengesellschaft (A)	180,000	10,214,771
Telekom Austria Aktiengesellschaft (A)	138,000	3,697,974
		18,491,453
Bermuda - 2.43%
SeaDrill Limited (A)*	659,611	11,134,215

France - 7.80%
Amboise Investissement (A)*	128,521	2,086,738
Compagnie Generale des Etablissements Michelin, Class B (A)	53,000	5,072,272
France Telecom (A)	360,000	9,955,778
Gaz de France (A)	145,304	6,684,502
Peugeot S.A. (A)	108,070	7,161,394
Sanofi-Aventis (A)	52,534	4,850,839
		35,811,523
Germany - 16.06%
Commerzbank Aktiengesellschaft (A)	314,903	11,950,975
Deutsche Post AG (A)	426,934	12,905,800
E.ON AG (A)	47,089	6,420,464
Hypo Real Estate Holding AG (A)	159,825	10,057,234
KARSTADT QUELLE Aktiengesellschaft (A)*	177,313	5,144,663
Pfleiderer Ag, Registered Shares (A)	425,982	11,398,132
SAP Aktiengesellschaft (A)	111,944	5,961,086
SGL Carbon AG (A)*	108,370	2,683,679
Siemens AG (A)	72,000	7,185,268
		73,707,301
Greece - 7.74%
Alpha Bank (A)	357,747	10,814,344
Coca-Cola Hellenic Bottling Company S.A. (A)	223,867	8,747,229
National Bank of Greece S.A. (A)	222,519	10,251,354
Titan Cement Company S.A. (A)	105,000	5,724,375
		35,537,302
Ireland - 2.09%
CRH public limited company (A)	229,952	9,586,013

Italy - 7.24%
AZIMUT HOLDING S.P.A. (A)	567,000	7,589,440
ENEL S.p.A. (A)	1,028,698	10,612,204
Eni S.p.A. (A)	196,215	6,599,641
Geox S.p.A. (A)(B)	200,000	3,102,105
UniCredito Italiano S.p.A. (A)	610,000	5,346,710
		33,250,100
Luxembourg - 1.62%
SES GLOBAL S.A., Fiduciary Deposit Receipts (A)	418,642	7,454,928

Netherlands - 3.79%
Aalberts Industries N.V. (A)	74,000	6,398,258
Akzo Nobel N.V. (A)	63,712	3,886,386
Trader Media East Limited, GDR*	301,000	3,010,000
Univar N.V. (A)	72,894	4,083,719
		17,378,363
Norway - 6.01%
Bergesen Worldwide Offshore Limited (A)*	679,878	2,856,813
Eitzen Chemical ASA (A)(B)*	847,312	3,465,239
Prosafe ASA (A)	273,855	3,886,991
Sinvest ASA (A)*	214,000	4,599,051
Statoil ASA	482,941	12,799,269
		27,607,363
Spain - 9.57%
Altadis, S.A. (A)	193,581	10,131,987
Banco Bilbao Vizcaya Argentaria, S.A. (A)	323,800	7,796,333
Banco Santander Central Hispano, S.A. (A)	476,647	8,896,823
Enagas, S.A. (A)	245,022	5,699,013
Telefonica, S.A. (A)	536,123	11,408,228
		43,932,384
Sweden - 1.08%
Investor AB, B Shares (A)	201,317	4,940,331

Switzerland - 1.41%
Lonza Group Ltd, Registered Shares (A)	75,000	6,481,329

United Kingdom - 22.94%
Admiral Group Plc (A)	228,049	4,907,208
Aurora Russia Limited (A)*	1,110,000	1,966,891
Enterprise Inns plc (A)	160,000	4,238,639
Evolution Group Plc (The) (A)	2,592,416	6,522,535
IP Group plc (A)*	1,619,705	4,566,748
Imperial Tobacco Group PLC (A)	230,000	9,051,749
Inmarsat plc (A)	400,026	2,991,991
Investec plc (A)	356,195	4,599,507
Man Group plc (A)	642,000	6,571,094
Northern European Properties Limited (A)*	3,746,184	4,945,131
Old Mutual plc (A)	1,850,000	6,311,799
Omega International Group PLC (A)	270,000	1,564,185
Persimmon plc (A)	100,000	2,987,880
Premier Brands Foods plc (A)	918,000	5,423,737
Punch Taverns plc (A)	318,368	7,972,758
Regal Petroleum plc (A)*	667,000	2,213,626
Regal Petroleum plc (A)(B)*	1,050,000	3,484,718
Royal Bank of Scotland Group plc (The) (A)	215,377	8,404,565
Travis Perkins plc (A)	194,276	7,546,915
Vodafone Group Plc (A)	3,263,685	9,042,183
		105,313,859

TOTAL COMMON STOCKS - 94.86%		$435,456,964

(Cost: $322,778,999)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Banks - 1.74%
Rabobank USA Financial Corp. (Rabobank Nederland),
5.28%, 1-2-07	$8,000	7,998,827

Finance Companies - 1.74%
Caterpillar Financial Services Corp.,
5.26%, 1-8-07	8,000	7,991,818

Multiple Industry - 1.34%
Honeywell International Inc.,
5.27%, 1-9-07	6,140	6,132,809

Total Commercial Paper - 4.82%		22,123,454

Commercial Paper (backed by irrevocable bank letter of credit) - 0.32%
Multiple Industry
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.29%, 2-15-07	1,500	1,490,081

TOTAL SHORT-TERM SECURITIES - 5.14%		$23,613,535

(Cost: $23,613,535)

TOTAL INVESTMENT SECURITIES - 100.00%		$459,070,499

(Cost: $346,392,534)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $10,052,062 or 2.19% of total investments.

The Investments of Ivy Global Natural Resources Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Australia - 1.16%
Lihir Gold Limited (A)*	21,099,800	$51,963,797

Bermuda - 2.32%
Weatherford International Ltd.*	2,500,000	104,475,000

Brazil - 14.41%
Aracruz Celulose S.A., ADR	701,400	42,953,736
Arcelor Brasil S.A. (A)	700,000	13,760,824
Bradespar S.A. (A)	850,000	40,182,542
CPFL Energia S.A.	850,000	11,935,408
CPFL Energia S.A., ADR	250,000	10,245,000
Companhia Energetica de Minas Gerais - CEMIG, ADR	820,600	39,552,920
Companhia Siderurgica Nacional (A)	1,414,800	42,712,193
Companhia Siderurgica Nacional, ADR	1,000,000	29,980,000
Companhia Vale do Rio Doce, ADR	5,600,000	166,544,000
Companhia Vale do Rio Doce, Class A (A)	699,550	17,713,857
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, ADR	850,000	28,764,000
Cosan S.A. Industria e Comercio (A)*	995,000	20,817,458
EDP Brasil S.A. (A)	450,000	6,950,620
Petroleo Brasileiro S.A. - Petrobras, ADR	225,000	23,172,750
Suzano Bahia Sul Papel E Celulose S.A. (A)	10,525,000	104,437,164
Votorantim Celulose e Papel S.A. (A)	750,000	14,592,792
Votorantim Celulose e Papel S.A., ADR*	1,750,000	34,317,500
		648,632,764
Canada - 7.87%
Barrick Gold Corporation (A)	2,500,000	76,855,465
Cameco Corporation (A)	320,900	12,988,449
Canadian National Railway Company (A)	100,000	4,293,616
Ferus Gas Industries Trust (A)(B)*	615,000	1,845,817
Highpine Oil & Gas Limited (A)*	550,000	7,404,708
IAMGOLD Corporation (A)	9,087,000	80,416,619
Kinross Gold Corporation (A)*	5,200,000	61,625,005
Meridian Gold Inc. (A)*	480,000	13,348,540
Mullen Group Income Fund (A)	574,100	9,201,157
OPTI Canada Inc. (A)*	1,300,000	22,050,337
Pason Systems Inc. (A)	993,600	11,297,977
Peyto Energy Trust (A)	331,500	5,031,557
Pure Energy Services Ltd. (A)*	481,500	5,532,822
Savanna Energy Services Corp. (A)*	800,000	12,993,183
Trican Well Service Ltd. (A)	1,434,700	24,999,446
zed.i solutions inc. (A)*	3,948,300	3,216,469
zed.i solutions inc. (A)(B)*	1,300,000	1,059,040
		354,160,207
Cayman Islands - 3.78%
Noble Corporation	1,700,000	129,455,000
Transocean Inc.*	500,000	40,445,000
		169,900,000
China - 1.09%
China Shenhua Energy Company Limited, H Shares (A)	13,336,100	32,095,933
Suntech Power Holdings Co., Ltd., ADR*	500,000	17,005,000
		49,100,933
France - 2.72%
L'Air Liquide S.A. (A)*	148,700	35,312,692
Vallourec (A)	300,000	87,241,766
		122,554,458
Germany - 1.18%
Siemens AG (A)	175,000	17,464,194
Wacker Chemie AG (A)*	275,000	35,793,017
		53,257,211
Hong Kong - 0.64%
China Gas Holdings Limited (A)	145,001,000	28,894,688

Italy - 0.97%
Eni S.p.A. (A)	1,300,000	43,725,167

Japan - 0.09%
Sumitomo Titanium Corporation (A)	36,000	4,026,385

Mexico - 2.07%
Cemex, S.A. de C.V., ADR*	2,750,000	93,032,500

Peru - 0.31%
Compania de Minas Buenaventura S.A.A., ADR	500,000	14,030,000

Russia - 0.60%
OAO LUKOIL, ADR	150,000	13,110,000
OJSC Rosneft Oil Company*	1,500,000	13,725,000
		26,835,000
South Africa - 4.12%
Gold Fields Limited, ADR	7,000,000	132,160,000
Impala Platinum Holdings Limited (A)	1,600,000	41,977,685
Mvelaphanda Resources Limited (A)*	2,000,000	11,121,805
		185,259,490
South Korea - 0.87%
GS Holdings Corp. (A)	1,215,940	39,354,617

Thailand - 2.65%
Banpu Public Company Limited, Registered Shares (A)	3,292,800	17,369,636
PTT Public Company Limited (A)	10,000,000	59,238,364
Rayong Refinery Public Company Limited (A)*	15,000,000	7,193,230
Thai Oil Public Company Limited (A)	24,000,000	35,543,018
		119,344,248
United Kingdom - 1.14%
Randgold Resources Limited, ADR*	1,500,000	35,160,000
Titanium Resources Group Ltd. (A)*	12,404,200	16,150,986
		51,310,986
United States - 49.83%
Air Products and Chemicals, Inc.	1,900,000	133,532,000
Allegheny Technologies Incorporated	250,000	22,670,000
Alpha Natural Resources, Inc.*	1,000,000	14,230,000
Arch Coal, Inc.	4,200,000	126,126,000
Archer Daniels Midland Company	400,000	12,784,000
Atwood Oceanics, Inc.*	900,000	44,073,000
Aventine Renewable Energy Holdings, Inc.*	1,410,231	33,225,042
Avery Dennison Corporation	93,800	6,371,834
Baker Hughes Incorporated	1,500,000	111,990,000
Bunge Limited	1,000,000	72,510,000
CONSOL Energy Inc.	2,100,000	67,473,000
Cameron International Corporation*	850,000	45,092,500
Celanese Corporation, Series A	1,500,000	38,820,000
ConocoPhillips	2,750,000	197,862,500
Cytec Industries Inc.	500,000	28,255,000
Diamond Offshore Drilling, Inc.	2,000,000	159,880,000
EXCO Resources, Inc.*	500,000	8,455,000
Exxon Mobil Corporation	500,000	38,315,000
First Solar, Inc.*	90,300	2,685,070
Foundation Coal Holdings, Inc.	1,500,000	47,640,000
General Electric Company	1,900,000	70,699,000
GlobalSanteFe Corporation	1,500,000	88,170,000
Grant Prideco, Inc.*	1,250,000	49,712,500
Halliburton Company	2,116,100	65,704,905
Hexcel Corporation*	2,000,000	34,820,000
iShares Silver Trust*	150,000	19,245,000
MEMC Electronic Materials, Inc.*	1,100,000	43,054,000
Nalco Holdings LLC*	1,500,000	30,690,000
Peabody Energy Corporation	3,500,000	141,435,000
Praxair, Inc.	1,500,000	88,995,000
Rowan Companies, Inc.	1,750,000	58,100,000
Smith International, Inc.	2,400,000	98,568,000
TXU Corp.	300,000	16,263,000
Valero Energy Corporation	3,500,000	179,060,000
VeraSun Energy Corporation*	1,600,000	31,600,000
W-H Energy Services, Inc.*	300,000	14,607,000
		2,242,713,351

TOTAL COMMON STOCKS - 97.82%		$4,402,570,802

(Cost: $3,662,544,652)

CORPORATE DEBT SECURITY - 0.12%	Principal Amount in Thousands

Brazil
Bahia Sul Celulose S.A.
0.0%, 12-1-12 (B)(C)	BRL10,692	$5,444,683
(Cost: $5,296,076)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.04%	Face Amount in Thousands

Brazilian Real, 1-17-07 (C)	BRL39,000	(384,738)
Canadian Dollar, 1-17-07 (C)	CAD104,000	2,372,428
Canadian Dollar, 2-7-07 (C)	107,000	1,629,432
South African Rand, 1-17-07 (C)	ZAR171,000	(1,470,897)
South African Rand, 2-21-07 (C)	42,300	(222,444)
South African Rand, 3-14-07 (C)	159,000	(205,729)
		$1,718,052

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Banks - 0.20%
Rabobank USA Financial Corp. (Rabobank Nederland),
5.28%, 1-2-07	$9,000	8,998,680

Electrical Equipment - 0.22%
Emerson Electric Co.,
5.23%, 1-17-07	10,000	9,976,756

Finance Companies - 0.43%
BP Capital Markets p.l.c.,
5.27%, 1-2-07	5,000	4,999,268
Caterpillar Financial Services Corp.,
5.26%, 1-8-07	7,000	6,992,840
Ciesco, LLC,
5.26%, 1-26-07	1,075	1,071,073
PACCAR Financial Corp.,
5.25%, 1-17-07	6,490	6,474,857
		19,538,038
Mining - 0.07%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.33%, 1-25-07	3,000	2,989,340

Multiple Industry - 0.13%
Honeywell International Inc.,
5.27%, 1-9-07	5,744	5,737,273

Security and Commodity Brokers - 0.22%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
5.31%, 1-2-07	10,000	9,998,525

Utilities -- Telephone - 0.22%
AT&T Inc.,
5.35%, 1-2-07	10,000	9,998,514

Total Commercial Paper - 1.49%		67,237,126

Municipal Obligations
Arkansas - 0.02%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
5.4%, 1-3-07	980	980,000

Florida - 0.22%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Multi-Tenant Office Building Project), Taxable Series 2004C (Bank of America, N.A.),
5.4%, 1-3-07	8,000	8,000,000
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
5.4%, 1-3-07	1,970	1,970,000
		9,970,000
Kansas - 0.12%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
5.35%, 1-3-07	5,100	5,100,000

Washington - 0.17%
Washington State Housing Finance Commission, Taxable (Columbia Heights Retirement Project), Series 2004 B (Wells Fargo Bank, N.A.),
5.39%, 1-3-07	3,880	3,880,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand, Multifamily Revenue Bonds (Heatherwood Apartments Project), Series 2002B,
5.35%, 1-3-07	3,800	3,800,000
		7,680,000

Total Municipal Obligations - 0.53%		23,730,000

TOTAL SHORT-TERM SECURITIES - 2.02%		$90,967,126

(Cost: $90,967,126)

TOTAL INVESTMENT SECURITIES - 100.00%		$4,500,700,663

(Cost: $3,758,807,854)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $8,349,540 or 0.19% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, were applicable (BRL - Brazilian Real, CAD - Canadian Dollar, ZAR - South African Rand).

The Investments of Ivy International Balanced Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Australia - 0.74%
National Australia Bank Limited (A)	54,242	$1,729,757

Belgium - 1.34%
Agfa-Gevaert N.V. (A)	48,830	1,247,903
Belgacom SA (A)	42,790	1,884,895
		3,132,798
Bermuda - 1.26%
ACE Limited	35,680	2,161,138
XL Capital Ltd, Class A	10,870	782,857
		2,943,995
Canada - 1.23%
Barrick Gold Corporation (A)	17,500	537,988
Domtar Inc. (A)*	206,410	1,743,462
Quebecor World Inc. (A)	50,200	581,143
		2,862,593
China - 0.97%
China Telecom Corporation Limited (A)	3,774,000	2,066,935
China Telecom Corporation Limited (A)(B)	360,000	197,164
		2,264,099
Denmark - 1.30%
Vestas Wind Systems A/S (A)*	71,800	3,034,685

Finland - 1.78%
Stora Enso Oyj, Class R (A)	104,960	1,662,623
UPM-Kymmene Corporation (A)	98,830	2,494,396
		4,157,019
France - 6.71%
AXA S.A. (A)	66,870	2,707,284
France Telecom (A)	159,854	4,420,753
Sanofi-Aventis (A)	36,538	3,373,814
THOMSON (A)	179,190	3,503,140
TOTAL S.A. (A)	23,010	1,659,952
		15,664,943
Germany - 4.00%
Bayerische Motoren Werke Aktiengesellschaft (A)	26,810	1,543,021
Deutsche Post AG (A)	70,260	2,123,891
E.ON AG (A)	5,810	792,179
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	13,690	2,367,355
Siemens AG (A)	25,310	2,525,821
		9,352,267
Hong Kong - 1.11%
China Coal Energy Company Limited, H Shares (A)(B)*	241,000	156,467
Hutchison Whampoa Limited, Ordinary Shares (A)	239,000	2,428,930
		2,585,397
Israel - 0.99%
Check Point Software Technologies Ltd.*	105,440	2,311,772

Italy - 1.93%
Eni S.p.A. (A)	59,979	2,017,378
Mediaset S.p.A. (A)	209,042	2,480,744
		4,498,122
Japan - 2.55%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	87	1,074,661
Konica Minolta Holdings, Inc. (A)*	76,500	1,079,955
Sony Corporation (A)*	61,500	2,635,604
Takeda Pharmaceutical Company Limited (A)	16,900	1,160,229
		5,950,449
Netherlands - 4.59%
Akzo Nobel N.V. (A)	16,030	977,818
ING Groep N.V., Certicaaten Van Aandelen (A)	77,170	3,421,742
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	40,460	1,525,896
Reed Elsevier NV (A)	158,290	2,699,633
Vedior N.V. (A)*	101,500	2,104,897
		10,729,986
Norway - 2.23%
Norske Skogindustrier ASA (A)	124,071	2,139,093
Telenor ASA (A)	163,300	3,070,780
		5,209,873
Portugal - 0.18%
Portugal Telecom, SGPS, S.A., Ordinary Shares (A)	33,040	429,165

Singapore - 2.69%
DBS Group Holdings Ltd (A)	33,000	486,259
Flextronics International Ltd.*	159,220	1,828,642
Singapore Telecommunications Limited (A)	931,000	1,990,989
Venture Corporation Limited (A)	226,000	1,989,242
		6,295,132
South Korea - 3.41%
KT Corporation, ADR*	48,730	1,235,305
Kookmin Bank, ADR*	16,440	1,325,722
POSCO, ADR	9,340	772,138
SK Telecom Co., Ltd., ADR	41,000	1,085,680
Samsung Electronics Co., Ltd. (A)	3,393	2,236,461
Samsung Electronics Co., Ltd., GDR (B)	4,010	1,319,290
		7,974,596
Spain - 2.61%
Gamesa Corporacion Tecnologica, S.A. (A)	53,110	1,461,743
Repsol YPF, S.A. (A)	70,566	2,440,537
Telefonica, S.A., ADR	34,285	2,185,669
Telefonica, S.A., Brazilian Depositary Receipts (A)	569	12,078
		6,100,027
Sweden - 1.43%
Nordea Bank AB, Finnish Depositary Receipts (A)	89,560	1,385,576
Securitas AB, Class B (A)	105,270	1,633,804
Securitas Systems AB, Class B (A)*	78,750	318,637
		3,338,017
Switzerland - 2.16%
Lonza Group Ltd, Registered Shares (A)	5,800	501,223
Nestle S.A., Registered Shares (A)	6,410	2,277,825
Swiss Reinsurance Company, Registered Shares (A)	26,800	2,278,605
		5,057,653
Taiwan - 3.63%
Chunghwa Telecom Co., Ltd., ADR	124,989	2,466,025
Compal Electronics Inc., GDR	54,799	244,272
Compal Electronics Inc., GDR (B)	133,829	596,556
Lite-On Technology Corporation, GDR	214,624	2,901,394
Mega Financial Holding Company (A)	3,085,000	2,267,477
		8,475,724
United Kingdom - 17.54%
AMVESCAP PLC (A)	26,400	308,077
Alliance Boots plc (A)	61,929	1,015,523
Aviva plc (A)	187,140	3,011,945
BAE SYSTEMS plc (A)	93,350	778,176
BBA Aviation plc (A)	173,116	927,048
BP p.l.c. (A)	201,670	2,240,866
British Sky Broadcasting Group plc (A)	230,870	2,359,645
Cadbury Schweppes plc (A)	72,900	780,057
Compass Group PLC (A)	560,920	3,184,986
Fiberweb plc (A)*	51,522	209,831
GlaxoSmithKline plc (A)	145,100	3,818,346
Group 4 Securicor plc (A)	814,530	2,998,289
HSBC Holdings plc (A)	126,250	2,301,387
Old Mutual plc (A)	1,010,310	3,446,959
Pearson plc (A)	86,110	1,300,763
Rentokil Initial plc (A)	376,520	1,221,941
Royal Bank of Scotland Group plc (The) (A)	93,950	3,666,171
Royal Dutch Shell plc, Class B (A)	27,641	968,758
tesco plc (A)	157,950	1,250,970
Unilever PLC (A)	52,092	1,456,491
Vodafone Group Plc (A)	1,279,188	3,544,045
Vodafone Group Plc, ADR	6,590	183,070
		40,973,344

TOTAL COMMON STOCKS - 66.38%		$155,071,413

(Cost: $121,466,322)

CORPORATE DEBT SECURITY - 3.42%	Principal Amount in Thousands

Banks
KfW, Frankfurt am Main,
0.2325%, 8-08-11	JPY950,000	$7,983,528
(Cost: $8,289,642)

OTHER GOVERNMENT SECURITIES

Australia - 0.41%
Queensland Treasury Corporation,
8.0%, 9-14-07	AUD1,200	958,210

Austria - 0.25%
Republic of Austria:
5.5%, 10-20-07	EUR360	480,990
4.0%, 7-15-09	70	92,606
		573,596
Belgium - 0.30%
Belgium Government Bond:
7.5%, 7-29-08	405	563,107
5.0%, 9-28-12	100	138,981
		702,088
Canada - 2.33%
Canadian Government Bond:
4.5%, 9-01-07	CAD5,540	4,760,652
6.0%, 6-01-11	748	693,107
		5,453,759
Finland - 0.43%
Finland Government Bond:
3.0%, 7-04-08	EUR400	521,365
5.0%, 4-25-09	60	81,080
5.75%, 2-23-11	280	394,820
		997,265
Germany - 0.10%
Deutsche Bundesrepublik,
5.0%, 7-04-11	170	233,990

Ireland - 0.32%
Ireland Government Bond,
5.0%, 4-18-13	540	754,318

New Zealand - 0.12%
New Zealand Government Bond,
6.0%, 11-15-11	NZD410	284,477

Norway - 2.57%
Norway Government Bond,
6.75%, 1-15-07	NOK17,135	2,750,814
Norway Treasury Bills:
0.0%, 6-20-07	7,800	1,231,502
0.0%, 9-19-07	13,000	2,031,015
		6,013,331
Poland - 3.25%
Poland Government Bond:
8.5%, 5-12-07	PLN5,300	1,853,556
5.75%, 6-24-08	1,200	420,486
6.0%, 5-24-09	4,275	1,517,104
6.25%, 10-24-15	3,250	1,201,284
5.75%, 9-23-22	7,270	2,610,164
		7,602,594
Singapore - 1.79%
Singapore Government Bond,
2.625%, 10-01-07	SGD6,450	4,192,002

South Korea - 2.02%
South Korea Treasury Bond:
4.75%, 3-03-07	KRW2,300,000	2,472,245
3.75%, 9-10-07	1,100,000	1,173,466
4.5%, 9-09-08	1,000,000	1,067,220
		4,712,931
Spain - 0.20%
Spain Government Bond,
6.0%, 1-31-08	EUR 350	472,092

Supranational - 2.74%
European Investment Bank:
2.125%, 9-20-07	JPY645,000	5,478,497
0.3325%, 9-21-11	110,000	924,010
		6,402,507
Sweden - 4.16%
Sweden Government Bond:
8.0%, 8-15-07	SEK24,480	3,673,815
6.5%, 5-05-08	24,500	3,709,025
Sweden Treasury Bills:
0.0%, 6-20-07	2,500	360,558
0.0%, 9-19-07	13,800	1,971,323
		9,714,721
Thailand - 1.51%
Thailand Government Bond,
5.5%, 8-10-08	THB8,770	248,118
Thailand Treasury Bills:
0.0%, 3-08-07	4,100	114,743
0.0%, 5-03-07	27,000	749,316
0.0%, 9-06-07	70,900	1,935,588
0.0%, 10-04-07	17,100	465,004
		3,512,769

TOTAL OTHER GOVERNMENT SECURITIES - 22.50%		$52,580,650

(Cost: $49,201,447)

SHORT-TERM SECURITIES

Commercial Paper
Banks - 0.86%
Rabobank USA Financial Corp.,
5.28%, 1-02-07	$ 2,000	1,999,707

Containers - 1.28%
Bemis Company, Inc.,
5.33%, 1-08-07	3,000	2,996,891

Multiple Industry - 1.50%
Honeywell International Inc.,
5.27%, 1-09-07	3,515	3,510,884

Utilities -- Telephone - 3.42%
BellSouth Corporation:
5.29%, 1-04-07	3,000	2,998,677
5.32%, 1-11-07	5,000	4,992,611
		7,991,288

Total Commercial Paper - 7.06%		16,498,770

Commercial Paper (backed by irrevocable bank letter of credit) - 0.64%
Multiple Industry
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.29%, 2-15-07	1,500	1,490,081

TOTAL SHORT-TERM SECURITIES - 7.70%		$17,988,851

(Cost: $17,988,851)

TOTAL INVESTMENT SECURITIES - 100.00%		$233,624,442

(Cost: $196,946,262)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $2,269,477 or 0.97% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CAD - Canadian Dollar, EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona, SGD - Singapore Dollar, THB - Thailand Baht).

The Investments of Ivy International Core Equity Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Australia - 3.47%
Metcash Limited (A)	680,050	$2,506,835
National Australia Bank Limited (A)	61,000	1,945,267
Rio Tinto Limited (A)	31,930	1,872,646
		6,324,748
Brazil - 1.56%
Petroleo Brasileiro S.A. - Petrobras, ADR	27,600	2,842,524

Canada - 4.96%
Agrium Inc. (A)	74,620	2,338,134
Goldcorp Inc. (A)	101,720	2,888,093
Nortel Networks Corporation*	74,020	1,978,555
Petro-Canada (A)	44,770	1,833,184
		9,037,966
China - 2.15%
Actions Semiconductor Co., Ltd.*	165,770	1,374,233
China Oilfield Services Limited (A)	1,254,000	870,576
Industrial and Commercial Bank of China Limited, H Shares (A)(B)*	2,700,000	1,676,587
		3,921,396
Finland - 0.99%
Nokia Corporation, Series A, ADR	89,060	1,809,699

France - 11.21%
ALSTOM (A)*	16,380	2,220,614
BNP Paribas (A)	23,150	2,525,705
Compagnie Generale des Etablissements Michelin, Class B (A)	18,990	1,817,405
SUEZ (A)	33,940	1,757,595
Technip-Coflexip (A)	25,240	1,732,533
TOTAL S.A. (A)	62,670	4,521,042
VINCI (A)	14,920	1,906,483
Vivendi Universal (A)	101,140	3,953,212
		20,434,589
Germany - 9.09%
Commerzbank Aktiengesellschaft (A)	66,490	2,523,381
Deutsche Bank AG (A)	18,580	2,491,395
Deutsche Borse AG (A)	12,200	2,250,288
E.ON AG (A)	17,740	2,418,804
Fresenius AG (A)	9,430	2,017,202
SAP Aktiengesellschaft (A)	50,960	2,713,651
Siemens AG (A)	21,550	2,150,591
		16,565,312
Hong Kong - 2.40%
Agile Property Holdings Limited (A)	1,458,000	1,368,345
Agile Property Holdings Limited (A)(B)	730,000	685,111
Cheung Kong (Holdings) Limited (A)	188,000	2,314,259
		4,367,715
Ireland - 2.16%
Allied Irish Banks, p.l.c. (A)	64,720	1,932,501
Irish Life & Permanent plc (A)	72,120	1,999,234
		3,931,735

Italy - 2.17%
Banca Intesa S.p.A. (A)	279,310	2,156,905
UniCredito Italiano S.p.A. (A)	205,050	1,797,283
		3,954,188
Japan - 23.08%
Chubu Electric Power Company, Incorporated (A)	148,400	4,439,343
Daiwa Securities Group Inc. (A)	169,000	1,895,845
DENSO CORPORATION (A)	44,500	1,764,968
East Japan Railway Company (A)	300	2,004,117
Hitachi Transport System, Ltd. (A)	171,500	1,794,189
Hoya Corporation (A)	69,700	2,717,600
KDDI CORPORATION (A)	292	1,980,119
Konica Minolta Holdings, Inc. (A)*	130,500	1,842,276
Kurita Water Industries Ltd. (A)	86,800	1,874,509
Matsushita Electric Industrial Co., Ltd. (A)	61,000	1,217,386
Mitsubishi Estate Co., Ltd. (A)	90,000	2,329,314
Mizuho Financial Group, Inc. (A)	290	2,071,342
Nissin Kogyo Co., Ltd. (A)	78,800	2,026,201
Shimachu Co., Ltd. (A)	76,600	2,220,663
Sumitomo Mitsui Financial Group, Inc. (A)	230	2,357,884
Sumitomo Mitsui Financial Group, Inc. (A)(B)	29	297,298
Suzuki Motor Corporation (A)	64,100	1,809,806
Toda Corporation (A)	425,000	1,803,496
Toyota Motor Corporation (A)	51,400	3,438,040
Ushio Inc. (A)	105,200	2,161,371
		42,045,767
Netherlands - 3.99%
Heineken N.V. (A)	64,660	3,075,308
Royal Numico N.V. (A)	44,200	2,377,599
TNT N.V. (A)	42,210	1,815,328
		7,268,235
New Zealand - 1.02%
Fletcher Building Limited (A)	237,830	1,851,567

Norway - 2.95%
Cermaq ASA (A)(B)	81,600	1,190,916
Orkla ASA (A)	39,450	2,233,425
Statoil ASA (A)	73,950	1,959,879
		5,384,220
Singapore - 1.52%
Singapore Telecommunications Limited (A)	1,298,000	2,775,837

South Korea - 0.37%
Kyeryong Construction Industrial Co. Ltd (A)	16,000	673,548

Spain - 0.96%
Tecnicas Reunidas, S.A. (A)(B)*	45,530	1,750,160

Sweden - 0.61%
Rezidor Hotel Group AB (A)(B)*	130,000	1,120,370

Switzerland - 9.38%
Credit Suisse Group, Registered Shares (A)	35,060	2,452,905
Nestle S.A., Registered Shares (A)	9,980	3,546,442
Novartis AG, ADR	54,110	3,108,078
Roche Holdings AG, Genussschein (A)	10,850	1,945,609
Swiss Reinsurance Company, Registered Shares (A)	21,160	1,799,078
UBS AG (A)	37,110	2,255,228
Zurich Financial Services, Registered Shares (A)	7,340	1,975,806
		17,083,146
Taiwan - 0.39%
Himax Technologies, Inc., ADR*	149,380	711,796

United Kingdom - 15.18%
BAE SYSTEMS plc (A)	436,680	3,640,211
Barclays PLC (A)	200,250	2,862,227
British American Tobacco p.l.c. (A)	86,180	2,411,278
Cadbury Schweppes plc (A)	185,710	1,987,166
GlaxoSmithKline plc (A)	78,560	2,067,328
Intertek Group plc (A)	122,080	1,992,318
Prudential plc (A)	162,530	2,226,024
Royal Bank of Scotland Group plc (The) (A)	66,840	2,608,269
Smiths Group plc (A)	101,190	1,964,441
Vodafone Group Plc (A)	938,179	2,599,266
WPP Group plc (A)	167,640	2,266,470
Xstrata plc (A)	20,546	1,025,832
		27,650,830

TOTAL COMMON STOCKS - 99.61%		$181,505,348

(Cost: $160,970,391)

SHORT-TERM SECURITIES - 0.39%	Principal Amount in Thousands

Utilities -- Telephone
AT&T Inc.,
5.33%, 1-2-07	$702	$701,896
(Cost: $701,896)

TOTAL INVESTMENT SECURITIES - 100.00%		$182,207,244

(Cost: $161,672,285)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $6,720,442 or 3.69% of total investments.

The Investments of Ivy International Growth Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Australia - 1.50%
Novogen LTD (A)*	474,580	$973,982
QBE Insurance Group Limited (A)	113,000	2,573,311
		3,547,293
Austria - 0.73%
Erste Bank der oesterreichischen Sparkassen AG (A)	22,450	1,721,794

Canada - 1.40%
Goldcorp Inc. (A)	43,000	1,220,881
Shoppers Drug Mart Corporation (A)(B)	48,450	2,081,088
		3,301,969
China - 1.08%
Industrial and Commercial Bank of China Limited, H Shares (A)(B)*	4,100,000	2,545,929

France - 8.44%
ALSTOM (A)*	19,700	2,670,702
Cap Gemini SA (A)	25,500	1,600,587
Pernod Ricard (A)	9,600	2,205,003
Pinault-Printemps-Redoute SA (A)	10,450	1,561,534
SR.Teleperformance (A)(B)	46,666	1,814,772
TOTAL S.A. (A)	51,000	3,679,163
VINCI (A)	50,000	6,389,017
		19,920,778
Germany - 12.31%
Allianz Aktiengesellschaft, Registered Shares (A)	14,800	3,026,425
Deutsche Borse AG (A)	15,600	2,877,418
E.ON AG (A)	20,000	2,726,949
elexis AG (A)	48,000	1,367,989
Fresenius AG (A)	7,530	1,610,767
GAGFAH S.A. (A)(B)*	60,000	1,871,559
Henkel Kommanditgesellschaft auf Aktien (A)	8,500	1,252,195
RWE Aktiengesellschaft (A)	14,300	1,575,445
SAP Aktiengesellschaft (A)	74,700	3,977,821
Salzgitter AG (A)	11,500	1,513,497
Siemens AG (A)	37,500	3,742,327
Vivacon AG (A)*	20,000	673,223
Wacker Chemie AG (A)*	22,000	2,863,441
		29,079,056
Greece - 4.47%
Bank of Cyprus Limited (A)	250,000	3,418,916
Greek Postal Savings Bank S.A. (A)*	100,000	2,357,600
Hellenic Exchanges Holding S.A. (A)	150,000	2,760,214
Piraeus Bank S.A. (A)	62,500	2,014,718
		10,551,448
Hong Kong - 2.08%
Agile Property Holdings Limited (A)	2,600,000	2,440,122
Cheung Kong (Holdings) Limited (A)	200,000	2,461,978
		4,902,100
Ireland - 4.29%
Anglo Irish Bank Corporation plc (Great Britain) (A)	360,000	7,437,133
CRH public limited company (A)	64,700	2,697,150
		10,134,283
Italy - 5.24%
Banca Intesa S.p.A. (A)	594,000	4,587,024
Banca Italease S.p.A. (A)	30,900	1,801,667
Saipem S.p.A. (A)	78,300	2,040,317
UniCredito Italiano S.p.A. (A)	450,001	3,944,303
		12,373,311
Japan - 17.83%
Astellas Pharma Inc. (A)	58,000	2,636,696
CREDIT SAISON CO., LTD. (A)	35,000	1,205,832
Canon Inc. (A)	79,200	4,458,972
Central Japan Railway Company (A)	110	1,136,927
DENSO CORPORATION (A)	37,700	1,495,265
FANUC LTD (A)	28,000	2,757,531
Hoya Corporation (A)	86,000	3,353,136
Japan Tobacco Inc. (A)	550	2,657,451
Mitsubishi Estate Co., Ltd. (A)	145,000	3,752,784
Mizuho Financial Group, Inc. (A)	420	2,999,874
SMC Corporation (A)	10,000	1,418,428
SUMCO Corporation (A)	30,000	2,536,028
Shin-Etsu Chemical Co., Ltd. (A)	42,000	2,812,823
Sumitomo Mitsui Financial Group, Inc. (A)	230	2,357,884
Toyota Motor Corporation (A)	80,000	5,351,036
Unicharm Corporation (A)	20,000	1,188,185
		42,118,852
Netherlands - 1.65%
Euronext N.V. (A)	12,700	1,500,429
Royal Numico N.V. (A)	44,400	2,388,357
		3,888,786
Norway - 0.89%
Statoil ASA (A)	79,000	2,093,718

Russia - 1.61%
OAO LUKOIL, ADR	43,500	3,801,900

South Korea - 1.17%
Samsung Electronics Co., Ltd. (A)	4,200	2,768,387

Spain - 2.04%
Banco Bilbao Vizcaya Argentaria, S.A. (A)	85,000	2,046,598
Enagas, S.A. (A)	119,000	2,767,844
		4,814,442
Sweden - 1.99%
H & M Hennes & Mauritz AB (A)	43,000	2,173,256
Telefonaktiebolaget LM Ericsson, B Shares (A)	628,000	2,536,419
		4,709,675
Switzerland - 12.30%
Compagnie Financiere Richemont SA (A)	30,100	1,753,878
Credit Suisse Group, Registered Shares (A)	56,800	3,973,902
Holcim Ltd, Registered Shares (A)	32,700	2,997,612
Nestle S.A., Registered Shares (A)	13,000	4,619,614
Nobel Biocare Holding AG (A)	4,500	1,330,427
Novartis AG, Registered Shares (A)	143,500	8,273,184
Petroplus Holdings AG (A)(B)*	20,000	1,214,608
SGS SA (A)	2,000	2,228,970
Zurich Financial Services, Registered Shares (A)	9,900	2,664,916
		29,057,111
United Kingdom - 14.85%
BAE SYSTEMS plc (A)	285,000	2,375,790
BHP Billiton Plc (A)	129,200	2,364,016
British American Tobacco p.l.c. (A)	141,000	3,945,118
Diageo plc (A)	85,000	1,668,445
GlaxoSmithKline plc (A)	100,000	2,631,527
IG Group Holdings plc (A)(B)	272,000	1,547,119
Intertek Group plc (A)	187,000	3,051,798
Prudential plc (A)	100,000	1,369,608
Reckitt Benckiser plc (A)	87,500	3,998,688
Royal Bank of Scotland Group plc (The) (A)	119,600	4,667,100
Standard Chartered PLC (A)	42,500	1,241,556
Vodafone Group Plc (A)	1,400,000	3,878,762
WPP Group plc (A)	173,000	2,338,936
		35,078,463
United States - 2.37%
Research In Motion Limited*	28,850	3,688,617
streetTRACKS Gold Trust*	30,000	1,896,600
		5,585,217

TOTAL COMMON STOCKS - 98.24%		$231,994,512

(Cost: $174,655,664)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 0.85%
Rabobank USA Financial Corp.,
5.28%, 1-2-07	$2,000	1,999,707

Multiple Industry - 0.91%
Honeywell International Inc.,
5.27%, 1-9-07	2,167	2,164,462

TOTAL SHORT-TERM SECURITIES - 1.76%		$4,164,169

(Cost: $4,164,169)

TOTAL INVESTMENT SECURITIES - 100.00%		$236,158,681

(Cost: $178,819,833)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $11,075,075 or 4.69% of total investments.

The Investments of Ivy Mortgage Securities Fund
December 31, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands		Value

Finance Companies
ABFS Mortgage Loan Trust 2001-2,
6.99%, 12-25-31	$1,335		$1,359,844
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33	1,485		1,487,914
Alternative Loan Trust 2006-J5,
6.5%, 9-25-36	3,000		3,042,425
Asset Securitization Corporation (Interest Only),
1.58818%, 10-13-26 (A)	4,388		209,918
Asset Securitization Corporation (Interest Only),
2.38392%, 8-13-29	7,309		432,833
Asset Securitization Corporation,
7.8988%, 2-14-43	1,430		1,554,015
Associates Manufactured Housing Contract Pass-Through Certificates,
7.9%, 3-15-27	1,800		1,843,619
Banc of America Alternative Loan Trust 2004-11,
6.0%, 12-25-34	1,292		1,283,957
Banc of America Alternative Loan Trust 2005-6,
6.0%, 7-25-35	953		944,933
Banc of America Alternative Loan Trust 2005-8,
5.57384%, 9-25-35	2,084		2,025,013
Banc of America Alternative Loan Trust 2005-8,
5.57384%, 9-25-35	414		396,678
Banc of America Alternative Loan Trust 2005-10,
5.66838%, 11-25-35	1,173		1,070,582
Banc of America Alternative Loan Trust 2005-12,
5.8068%, 1-25-36	1,659		1,606,957
Banc of America Alternative Loan Trust 2006-4,
6.22492%, 5-25-36	906		854,337
Banc of America Alternative Loan Trust 2006-4,
6.22492%, 5-25-36	649		644,855
Banc of America Alternative Loan Trust 2006-6,
6.0%, 6-25-46	3,070		3,053,053
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2001-PB1,
6.15%, 5-11-35 (A)	2,000		2,045,040
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2,
6.2%, 7-11-43 (A)	1,200		1,234,397
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2003-1,
4.9%, 9-11-36 (A)	1,000		958,619
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-6,
5.104%, 12-10-42 (A)	800		778,885
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	1,236		1,252,408
Banc of America Funding Corporation,
5.00815%, 9-20-34	1,406		1,364,006
Banc of America Mortgage 2005-J Trust,
5.09259%, 11-25-35	2,505		2,482,019
Banc of America Mortgage Alternative Loan Trust 2003-5,
5.5%, 7-25-33 (A)	1,293		1,189,124
Banc of America Mortgage Trust 2003-9,
5.5%, 12-25-33	826		742,897
Banc of America Mortgage Trust 2004-2,
5.0%, 3-25-19	314		305,356
Banc of America Mortgage Trust 2004-2,
5.0%, 3-25-19	245		234,517
Banc of America Mortgage Trust 2004-3,
4.875%, 4-25-19	424		409,506
Banc of America Mortgage Trust 2004-3,
4.875%, 4-25-19	227		216,196
Banc of America Mortgage Trust 2004-7,
5.75%, 8-25-34	1,207		1,192,407
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	1,750		1,800,850
Banco Hipotecario Nacional,
7.916%, 7-25-09 (A)	23		582
Banco Hipotecario Nacional,
2.57%, 3-25-11 (A)	10		250
Banco Hipotecario Nacional,
7.54%, 5-31-17 (A)	---	*	4
Bank of America, N.A.-First Union National Bank Commercial Mortgage Trust,
6.25%, 4-11-37 (A)	1,750		1,797,777
BankAmerica Manufactured Housing Contract Trust,
7.8%, 10-10-26	2,000		2,038,553
BankAmerica Manufactured Housing Contract Trust,
7.015%, 1-10-28	1,355		1,368,517
Bear Stearns Commercial Mortgage Securities Inc. Series 2001-TOP2 Trust Fund,
7.25921%, 2-15-35 (A)	3,000		3,202,905
Bear Stearns Commercial Mortgage Securities Inc. Series 2001-TOP2 Trust Fund,
7.59921%, 2-15-35 (A)	795		867,407
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.5%, 2-15-32	1,015		1,040,537
Bear Stearns Commercial Mortgage Securities Trust2002-TOP6,
6.0%, 10-15-36 (A)	937		929,174
Bear Stearns Mortgage Securities Inc.,
8.0%, 11-25-29	500		498,305
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	663		662,738
C-Bass 2005-CB3 Trust,
5.109%, 12-25-34	1,254		1,188,388
C-BASS 2006-CB2 Trust,
5.717%, 12-25-36	773		770,020
C-Bass 2006-MH1 Trust,
5.97%, 9-25-36 (A)	1,445		1,456,177
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	1,500		1,418,830
COMM 2006-CNL2,
5.5699%, 2-5-19 (A)	925		923,630
CSAB Mortgage-Backed Trust 2006-2,
6.08%, 9-25-36	3,540		3,539,883
CSFB Commercial Mortgage Trust 2003-C4,
5.4994%, 8-15-36 (A)	1,000		970,895
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29	2,135		2,187,826
Capital Auto Receivables Asset Trust 2006-1,
7.16%, 1-15-13 (A)	1,140		1,149,503
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	2,301		2,231,561
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	2,485		2,379,358
Chase Mortgage Finance Trust, Series 2003-S2,
5.0%, 3-25-18	1,950		1,918,269
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	933		913,674
Collateralized Mortgage Obligation Trust,
5.0%, 7-1-18	36		36,341
Conseco Finance Securitizations Corp.,
6.981%, 6-15-32	1,200		1,206,002
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 12-15-35 (A)	1,275		1,245,367
Countrywide Home Loans, Inc. Asset-Backed Certificates, Series 2005-10,
4.915%, 2-25-36	5,000		4,871,225
Credit Suisse Commercial Mortgage Trust Series 2006-C5,
5.311%, 12-15-39	1,000		995,814
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	581		581,307
DLJ Commercial Mortgage Corp. 1998-CG1,
7.405%, 6-10-31 (A)	1,640		1,797,387
FFCA Secured Lending Corporation,
6.45%, 2-18-22 (A)	1,500		1,417,170
FFCA Secured Lending Corporation,
6.7%, 2-18-22 (A)	1,000		936,309
First Horizon Mortgage Pass-Through Trust 2003-8,
5.12245%, 10-25-33	376		325,243
Ford Credit Auto Owner Trust 2006-B,
7.12%, 2-15-13 (A)	635		643,055
GMAC Commercial Mortgage Securities,
5.94%, 7-1-13 (A)	208		206,509
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.25%, 4-25-32	820		781,060
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.399%, 4-25-32	1,275		1,145,784
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (A)	1,136		1,098,341
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (A)	530		515,832
Green Tree Financial Corporation,
7.65%, 4-15-19	822		851,600
Green Tree Financial Corporation,
8.3%, 11-15-19	635		659,051
Green Tree Financial Corporation,
9.1%, 4-15-25	1,075		1,259,670
Green Tree Financial Corporation,
9.0%, 6-15-25	1,052		1,189,231
Hilton Hotel Pool Trust,
5.85%, 10-3-15 (A)	500		505,029
Hilton Hotel Pool Trust,
7.653%, 10-3-15 (A)	1,955		2,051,478
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	283		279,422
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38	2,388		2,391,509
Impac CMB Trust Series 2003-2F,
6.0%, 1-25-33	976		966,445
J.P. Morgan Alternative Loan Trust 2006-A6,
5.95%, 11-25-36	2,500		2,515,422
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (A)	2,300		2,386,920
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36	2,725		2,782,161
J.P. Morgan Mortgage Acquisition Trust 2006-WF1,
6.41%, 7-25-36	2,510		2,565,153
J.P. Morgan Mortgage Trust 2004-A3,
4.29552%, 7-25-34	1,539		1,495,287
J.P. Morgan Mortgage Trust 2005-S2,
5.66763%, 9-25-35	2,267		2,224,002
J.P. Morgan Mortgage Trust 2006-A2,
3.81631%, 8-25-34	2,165		2,071,689
J.P. Morgan Mortgage Trust 2006-S3,
6.187%, 8-25-36	1,217		1,220,229
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	3,057		3,031,508
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	1,529		1,502,651
MMCA Auto Owner Trust 2002-2,
4.67%, 3-15-10	177		176,891
Metropolitan Asset Funding, Inc.,
6.98%, 5-20-12 (A)	37		36,667
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	375		381,329
Mid-State Capital Corporation 2004-1 Trust,
6.497%, 8-15-37	1,365		1,374,844
Morgan Stanley Dean Witter Capital I Inc. Trust 2002-WL1,
6.73221%, 4-25-17	291		293,742
Morgan Stanley Dean Witter Capital I Trust 2002-IQ3,
6.45296%, 9-15-37 (A)	768		801,190
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.05881%, 11-28-35 (A)	33,100		792,025
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4,
5.88%, 11-28-35 (A)	680		651,579
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4,
5.88%, 11-28-35 (A)	340		332,453
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (A)	1,000		952,481
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	1,650		1,707,015
Oakwood Mortgage Investors, Inc.
8.1%, 10-15-21 (A)	431		433,381
Oakwood Mortgage Investors, Inc.,
7.375%, 8-15-27	386		389,430
Origen Manufactured Housing Contract Trust 2004-A,
5.7%, 1-15-35	543		535,749
Origen Manufactured Housing Contract Trust 2004-A,
5.91%, 1-15-35	1,600		1,585,712
Origen Manufactured Housing Contract Trust 2004-B,
4.75%, 8-15-21	400		384,733
Origen Manufactured Housing Contract Trust 2005-A,
4.97%, 10-15-21	935		908,375
Origen Manufactured Housing Contract Trust 2005-B,
5.605%, 5-15-22	360		358,217
Origen Manufactured Housing Contract Trust 2005-B,
5.91%, 1-15-37	600		596,183
Prudential Home Mortgage Securities,
6.98%, 9-28-08 (A)	9		8,647
Prudential Home Mortgage Securities,
6.73%, 4-28-24 (A)	4		3,823
Prudential Home Mortgage Securities,
8.06%, 9-28-24 (A)	28		28,039
RALI Series 2003-QS10 Trust,
5.5%, 5-25-33	2,202		2,140,801
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	2,529		2,492,467
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35	1,075		1,046,660
RASC Series 2003-KS10 Trust,
6.41%, 12-25-33	398		387,977
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
6.75%, 9-10-35 (A)	1,447		1,472,119
RFMSI Series 2004-S5 Trust,
4.5%, 5-25-19	354		336,761
RFMSI Series 2004-S5 Trust,
4.5%, 5-25-19	176		165,413
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.75%, 12-25-30	1,469		1,508,996
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.4%, 11-25-35	1,575		1,506,204
Structured Asset Mortgage Investments, Inc.,
5.9782%, 4-30-30	21		21,384
Structured Asset Mortgage Investments, Inc.,
5.98361%, 4-30-30	10		9,878
Structured Asset Securities Corporation,
5.54%, 11-25-32	449		445,962
Structured Asset Securities Corporation,
5.25%, 8-25-33	1,325		1,257,989
Structured Asset Securities Corporation,
5.25%, 8-25-33	577		541,019
Structured Asset Securities Corporation,
5.63%, 5-25-34	1,100		1,086,222
Structured Asset Securities Corporation,
6.0%, 6-25-34	2,750		2,728,793
Vanderbilt Mortgage and Finance, Inc.,
7.07%, 12-7-14	31		30,933
Vanderbilt Mortgage and Finance, Inc.,
7.955%, 12-7-24	823		863,451
Vanderbilt Mortgage and Finance, Inc.,
7.525%, 11-7-26	915		924,367
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (A)	964		927,096
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.60124%, 12-25-32	984		966,221
Wells Fargo Mortgage Backed Securities 2003-2 Trust,
5.25%, 2-25-18	285		264,256
Wells Fargo Mortgage Backed Securities 2003-4 Trust,
5.5%, 6-25-33	951		891,472
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.25%, 8-25-33 (A)	1,152		989,918
Wells Fargo Mortgage Backed Securities 2004-1 Trust (The),
5.5%, 2-25-34	1,657		1,618,129
Wells Fargo Mortgage Backed Securities 2005-16 Trust,
5.75%, 1-25-36	500		492,293

TOTAL CORPORATE DEBT SECURITIES - 49.31%			$159,072,412

(Cost: $161,046,972)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.25%
Federal Home Loan Mortgage Corporation,
2.75%, 3-15-08 (B)	200		194,424
Federal National Mortgage Association,
3.625%, 3-15-07	100		99,689
Federal National Mortgage Association,
5.0%, 9-15-08 (B)	500		499,444
			793,557
Mortgage-Backed Obligations - 43.67%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 6-15-31	2,000		1,929,932
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
10.29151%, 3-15-09	513		536,145
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 12-1-17	774		776,162
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 9-1-19	1,436		1,436,670
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 5-1-20	1,811		1,809,319
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 6-1-20	1,520		1,519,068
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
3.5%, 2-15-30	2,000		1,888,029
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.3%, 1-15-33	206		196,940
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.0%, 7-15-33	2,384		2,303,268
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 5-1-34	1,372		1,360,727
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 5-1-34	1,014		1,006,096
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.5%, 5-1-34	962		980,953
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 10-1-34	1,116		1,105,239
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 1-1-35	2,000		1,977,500
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.0%, 5-15-35	2,060		1,907,988
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 7-1-35	3,250		3,214,602
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.0%, 8-1-35	959		925,919
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
6.5%, 9-1-32	1,243		1,280,540
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.5%, 10-1-35	1,803		1,784,412
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
5.0%, 12-1-35	924		891,951
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-1-17	1,594		1,598,260
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 1-1-18	491		497,669
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-18	496		497,163
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 3-1-18	2,273		2,278,672
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 5-1-18	1,509		1,488,234
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 10-1-18	1,530		1,507,241
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 9-1-19	391		390,965
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-24	573		570,774
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 8-1-29	456		460,923
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 11-1-31	217		223,778
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 2-1-32	169		174,376
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 2-1-32	200		205,836
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 2-1-32	141		144,740
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 2-1-32	284		293,626
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
7.0%, 3-1-32	392		404,553
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 4-1-32	85		87,423
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 5-1-32	158		162,853
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 5-1-32	98		100,169
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 7-1-32	741		763,681
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 9-1-32	167		169,770
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 9-1-32	95		97,360
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 10-1-32	1,059		1,073,139
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 10-1-32	1,099		1,113,910
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 10-1-32	72		73,760
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 11-1-32	928		939,817
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 11-1-32	538		544,763
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 3-1-33	912		924,158
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 3-1-33	274		277,696
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 3-1-33	1,397		1,415,891
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 3-1-33	1,290		1,306,766
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 4-1-33	1,824		1,806,358
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-33	599		593,354
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 5-1-33	312		309,472
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 6-1-33	1,983		1,999,922
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 8-1-33	49		50,187
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 10-1-33	317		319,762
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 11-1-33	1,852		1,791,154
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 12-1-33	559		565,236
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 1-1-34	1,778		1,719,882
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-1-34	1,668		1,650,341
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 1-1-34	3,006		3,025,725
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 3-1-34	1,045		1,010,795
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 3-1-34	426		411,390
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 3-1-34	2,640		2,616,657
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 4-1-34	2,132		2,113,000
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 4-1-34	2,476		2,449,914
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 5-1-34	198		191,306
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 7-1-34	1,975		1,957,147
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 8-1-34	686		691,695
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 9-1-34	1,482		1,466,548
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 9-1-34	1,000		1,007,701
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 9-1-34	1,308		1,333,578
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 10-1-34	2,151		2,129,046
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 11-1-34	784		775,911
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 11-1-34	447		450,851
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 11-1-34	93		95,133
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 12-1-34	5,394		5,434,093
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-1-35	7,650		7,559,156
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-1-35	1,110		1,109,654
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 1-1-35	756		747,208
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
4.5%, 2-1-35	488		457,997
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-35	2,708		2,678,284
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-35	2,127		2,104,992
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-35	1,287		1,272,849
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 3-1-35	1,413		1,445,238
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 4-1-35	1,979		1,992,723
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.172%, 6-1-35	1,235		1,229,871
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 6-1-35	2,999		3,022,058
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
4.666%, 7-1-35	1,429		1,417,360
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 7-1-35	880		849,823
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 7-1-35	892		881,769
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 10-1-35	1,853		1,833,506
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 10-1-35	1,026		1,015,391
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 2-1-36	1,827		1,794,198
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 2-1-36	741		755,261
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 6-1-36	1,379		1,404,943
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 8-1-36	2,148		2,162,662
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 11-1-36	2,487		2,504,252
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 1-1-37	600		579,187
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.5%, 1-1-37	2,000		2,037,500
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
1.18125%, 3-16-34	7,889		359,673
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.89136%, 7-16-40	4,499		162,249
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.31951%, 3-16-42	19,952		287,734
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.96953%, 6-17-45	20,141		1,113,730
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
7.875%, 5-15-17	652		663,221
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.25%, 7-15-24	288		295,213
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 3-16-32	4,575		4,564,304
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 7-15-34	988		961,290
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.5%, 12-15-34	1,879		1,871,139
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.0%, 1-1-37	2,800		2,838,500
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1,
7.21314%, 2-15-25	247		255,708
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2,
7.7925%, 2-15-25	83		86,511
			140,900,738

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 43.92%			$141,694,295

(Cost: $144,069,071)

SHORT-TERM SECURITIES

Computers -- Main and Mini - 3.10%
International Business Machines Corporation,
5.26%, 1-8-07	10,000		9,989,772

Electronic Components - 1.55%
United Technologies Corporation,
5.3%, 1-3-07	5,000		4,998,528

Finance Companies - 1.19%
Ciesco, LLC,
5.32%, 1-8-07	1,537		1,535,410
PACCAR Financial Corp.,
5.26%, 1-12-07	2,322		2,318,268
			3,853,678
Utilities -- Telephone - 0.93%
BellSouth Corporation,
5.29%, 1-4-07	3,000		2,998,678

TOTAL SHORT-TERM SECURITIES - 6.77%			$21,840,656

(Cost: $21,840,656)

TOTAL INVESTMENT SECURITIES - 100.00%			$322,607,363

(Cost: $326,956,699)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $42,117,705 or 13.06% of total investments.

(B)Securities serve as collateral for the following open futures contracts at December 31, 2006:

Type	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation (Depreciation)

U.S. 5 Year Treasury Note-Short	128	3-30-07	$13,448,000	$75,821
U.S. 10 Year Treasury Note-Short	117	3-21-07	12,573,844	114,266
			$26,021,844	$190,087

The Investments of Ivy Pacific Opportunities Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Australia - 1.92%
Macquarie Bank Limited (A)	35,000	$2,180,611
Macquarie Infrastructure Group (A)	600,000	1,638,684
Rio Tinto Limited (A)	61,270	3,593,392
		7,412,687
Bermuda - 1.29%
Enerchina Holdings Limited (A)	56,718,000	4,958,441

China - 19.92%
Actions Semiconductor Co., Ltd.*	220,800	1,830,432
Beijing Enterprises Holdings Limited (A)	2,000,000	4,273,427
Canadian Solar Inc.*	250,000	2,608,750
China GrenTech Corporation Limited, ADR*	111,464	2,052,610
China Medical Technologies, Inc., ADR*	150,000	4,062,000
China Mobile Limited (A)	459,000	3,965,494
China Oilfield Services Limited (A)	7,300,000	5,067,945
China Petroleum & Chemical Corporation, H Shares (A)	6,000,000	5,553,913
China Shenhua Energy Company Limited, H shares (A)(B)	1,200,000	2,888,035
China Yurun Food Group Limited (A)	5,000,000	4,608,976
Heng Tai Consumables Group Limited (A)*	18,000,000	1,643,033
Industrial and Commercial Bank of China Limited, H Shares (A)(B)*	12,500,000	7,761,979
KongZhong Corporation, ADR*	200,000	1,947,000
Mindray Medical International Limited, ADR*	50,000	1,196,000
New Oriental Education & Technology Group Inc., AD R*	66,000	2,213,640
PetroChina Company Limited, H Shares (A)	4,300,000	6,092,077
PetroChina Company Limited, H Shares (A)(B)	1,526,000	2,161,979
SINA Corporation*	50,000	1,435,250
Shanda Interactive Entertainment Limited, ADR*	100,000	2,165,000
Suntech Power Holdings Co., Ltd., ADR*	60,000	2,040,600
Tencent Holdings Limited (A)	1,174,000	4,180,836
Tong Ren Tang Technologies Co. Ltd. (A)	1,000,000	1,596,750
Vimicro International Corporation, ADR*	168,700	1,722,427
Wah Sang Gas Holdings Limited (A)(C)*	736,000	15,140
ZTE Corporation, H Shares (A)	800,000	3,682,038
		76,765,331
Hong Kong - 14.52%
Agile Property Holdings Limited (A)	2,380,000	2,233,650
Agile Property Holdings Limited (A)(B)	1,620,000	1,520,384
Cheung Kong (Holdings) Limited (A)	450,000	5,539,449
China BlueChemical Ltd., H Shares (A)*	7,604,000	3,079,413
China Coal Energy Company Limited, H Shares (A)(B)*	3,750,000	2,434,658
China Communications Construction Company Limited, H Shares (A)*	1,600,000	1,581,837
China Communications Construction Company Limited, H Shares (A)(B)*	3,000,000	2,965,944
China Merchants Bank Co., Limited (A)(B)*	2,000,000	4,237,430
DVN (Holdings) Limited (A)(B)*	3,500,000	1,255,416
Hutchison Whampoa Limited, Ordinary Shares (A)	370,000	3,760,269
Lee & Man Paper Manufacturing Limited (A)	1,658,000	4,071,301
Neo-Neon Holdings Limited (A)*	1,834,500	1,752,354
Panva Gas Holdings Limited (A)*	5,782,000	3,642,415
REXCAPITAL Financial Holdings Limited (A)*	49,575,000	3,091,148
Shimao Property Holdings Limited (A)*	4,200,000	7,872,671
Sinolink Worldwide Holdings Limited (A)	15,000,000	3,664,040
Sun Hung Kai Properties Limited (A)	283,000	3,250,845
		55,953,224
India - 5.82%
Bharat Heavy Electricals Limited (A)	84,570	4,393,494
Gujarat Ambuja Cements Limited (A)	1,129,130	3,598,368
ICICI Bank Limited, ADR	150,000	6,261,000
Infosys Technologies Limited (A)	90,000	4,558,563
Tata Motors Limited (A)	178,000	3,621,934
		22,433,359
Indonesia - 2.01%
PT Perusahaan Gas Negara (Persero) Tbk (A)	2,994,000	3,861,722
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk., Series B Shares (A)	3,450,000	3,874,465
		7,736,187
Malaysia - 3.31%
Genting Berhad (A)	300,000	2,806,122
IOI Corporation Berhad (A)	700,700	3,654,444
LION DIVERSIFIED HOLDINGS BERHAD (A)	2,000,000	3,599,773
Malayan Banking Berhad (A)	800,000	2,675,737
		12,736,076
Singapore - 6.62%
DBS Group Holdings Ltd (A)	266,000	3,919,544
K-REIT Asia (A)	1,205,940	1,965,672
Keppel Corporation Limited (A)	362,540	4,160,198
Keppel Land Limited (A)	1,000,000	4,498,778
SembCorp Industries Ltd (A)	1,424,000	3,565,222
Singapore Telecommunications Limited (A)	1,209,350	2,586,255
Wilmar International Limited (A)*	3,050,000	4,832,274
		25,527,943
South Korea - 17.51%
Daegu Bank, Ltd. (A)	280,000	4,787,097
Daelim Industrial Co., Ltd. (A)	50,000	4,086,022
HYUNDAI MOBIS (A)	40,000	3,694,624
Hana Financial Group, Inc. (A)	115,000	6,046,774
Hynix Semiconductor Inc. (A)*	140,000	5,487,097
Hyundai Motor Company (A)	36,700	2,659,763
Kookmin Bank (A)	143,000	11,516,882
Kyeryong Construction Industrial Co. Ltd (A)	90,000	3,788,710
LG Chem, Ltd. (A)	48,500	2,247,688
Lotte Shopping Co., Ltd.*	160,000	3,248,000
SK Telecom Co., Ltd. (A)	15,000	3,588,710
Samsung Electronics Co., Ltd. (A)	20,040	13,209,161
Shinsegae Co., Ltd. (A)	5,000	3,118,280
		67,478,808
Taiwan - 17.60%
Asustek Computer Inc. (A)	653,500	1,788,927
Cathay Financial Holding Co., Ltd. (A)	1,545,662	3,510,173
Chunghwa Telecom Co., Ltd., ADR	190,740	3,763,300
E.Sun Financial Holding Co., Ltd. (A)	5,100,000	3,537,210
Far Eastern Textile Ltd. (A)	3,816,000	3,337,609
Foxconn Technology Co., Ltd. (A)	397,900	4,768,450
High Tech Computer Corp. (A)	280,000	5,542,428
Himax Technologies, Inc., ADR*	500,000	2,382,500
Hon Hai Precision Ind. Co., Ltd. (A)	744,000	5,308,578
iShares MSCI Taiwan Index Fund	370,400	5,374,504
MediaTek Incorporation (A)	372,900	3,856,600
Nan Ya Plastics Corporation (A)	2,214,000	3,689,434
TSRC Corporation (A)	3,195,000	2,323,815
Taiwan Fertilizer Co., Ltd. (A)	2,220,000	4,244,468
Taiwan Semiconductor Manufacturing Company Ltd. (A)	3,077,367	6,374,782
Wistron Corporation (A)	3,151,470	4,681,023
Yuanta Core Pacific Securities Co., Ltd. (A)	4,000,000	3,320,546
		67,804,347
Thailand - 1.84%
Bangkok Bank Public Company Limited (A)	552,200	1,791,340
Banpu Public Company Limited, Registered Shares (A)	650,000	3,428,773
PTT Public Company Limited (A)	315,000	1,866,008
		7,086,121
United Kingdom - 1.38%
Standard Chartered PLC (A)(C)	180,350	5,328,212

United States - 2.82%
Comtech Group, Inc.*	100,000	1,818,000
Oil and Gas Development Company Limited, GDR (B)*	175,000	3,342,500
streetTRACKS Gold Trust*	90,000	5,689,800
		10,850,300

TOTAL COMMON STOCKS - 96.56%		$372,071,036

(Cost: $282,290,162)

PUT OPTIONS - 0.10%	Number of Contracts

Industrial and Commercial Bank of China Limited, H Shares, June 3.59, Expires 6-4-07	71,996,000	$370,240
(Cost: $1,469,113)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 0.52%
Rabobank USA Financial Corp. (Rabobank Nederland),
5.28%, 1-2-07	$2,000	1,999,707

Finance Companies - 0.78%
PACCAR Financial Corp.,
5.25%, 1-17-07	3,000	2,993,000

Multiple Industry - 1.01%
Honeywell International Inc.,
5.27%, 1-9-07	3,907	3,902,424

Utilities -- Telephone - 1.03%
BellSouth Corporation,
5.32%, 1-11-07	4,000	3,994,089

TOTAL SHORT-TERM SECURITIES - 3.34%		$12,889,220

(Cost: $12,889,220)

TOTAL INVESTMENT SECURITIES - 100.00%		$385,330,496

(Cost: $296,648,495)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $28,568,325 or 7.41% of total investments.

(C)Securities valued in good faith by the Valuation Committee approved by the Board of Trustees.

The Investments of Ivy Real Estate Securities Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 4.02%
Brookfield Properties Corporation	612,600	$24,093,558
CB Richard Ellis Group, Inc., Class A*	69,600	2,310,720
		26,404,278
Health Care -- General - 0.43%
Brookdale Senior Living, Inc.	58,600	2,812,800

Hotels and Gaming - 3.15%
Hilton Hotels Corporation	242,600	8,466,740
Marriott International, Inc., Class A	68,200	3,254,504
Starwood Hotels & Resorts Worldwide, Inc.	143,300	8,956,250
		20,677,494
Multiple Industry - 2.35%
DCT Industrial Trust Inc.*	509,500	6,012,100
Forest City Enterprises, Inc., Class A	131,078	7,654,955
Macquarie Infrastructure Company Trust	49,400	1,752,712
		15,419,767
Real Estate Investment Trust - 89.41%
AMB Property Corporation	116,500	6,828,065
Acadia Realty Trust	109,500	2,739,690
Alexandria Real Estate Equities, Inc.	76,700	7,700,680
American Campus Communities, Inc.	337,200	9,600,084
American Financial Realty Trust	244,200	2,793,648
Apartment Investment and Management Company, Class A	179,300	10,044,386
Archstone-Smith Trust	444,100	25,851,061
Associated Estates Realty Corporation	125,600	1,725,744
AvalonBay Communities, Inc.	155,600	20,235,780
BioMed Realty Trust, Inc.	436,912	12,495,683
Boston Properties, Inc.	216,300	24,199,644
Brandywine Realty Trust	403,200	13,406,400
CBL & Associates Properties, Inc.	165,900	7,191,765
Camden Property Trust	219,400	16,202,690
Corporate Office Properties Trust	160,700	8,110,529
Cousins Properties Incorporated	50,900	1,795,243
Developers Diversified Realty Corporation	279,400	17,588,230
Duke Realty Corporation	217,700	8,903,930
Equity Inns, Inc.	127,100	2,028,516
Equity Lifestyle Properties, Inc.	93,600	5,094,648
Equity Residential	378,300	19,198,725
Essex Property Trust, Inc.	16,800	2,171,400
Federal Realty Investment Trust	32,100	2,728,500
First Potomac Realty Trust	159,500	4,643,045
General Growth Properties, Inc.	369,832	19,316,326
HRPT Properties Trust	108,900	1,344,915
Highland Hospitality Corporation	210,600	3,001,050
Home Properties, Inc.	96,400	5,713,628
Hospitality Properties Trust	52,000	2,471,560
Host Hotels & Resorts, Inc.	1,015,147	24,921,859
Innkeepers USA Trust	174,500	2,704,750
Kilroy Realty Corporation	63,400	4,945,200
Kimco Realty Corporation	486,900	21,886,155
Kite Realty Group Trust	320,600	5,969,572
LaSalle Hotel Properties	72,900	3,342,465
Liberty Property Trust	177,900	8,742,006
Macerich Company (The)	130,700	11,314,699
Mack-Cali Realty Corporation	129,100	6,584,100
Maguire Properties, Inc.	264,100	10,564,000
Mid-America Apartment Communities, Inc.	57,300	3,279,852
Newcastle Investment Corp.	119,300	3,736,476
NorthStar Realty Finance Corp.	108,200	1,792,874
ProLogis	642,865	39,066,906
Public Storage, Inc.	265,800	25,915,500
Regency Centers Corporation	139,200	10,881,264
SL Green Realty Corp.	136,600	18,137,748
Simon Property Group, Inc.	433,600	43,919,344
Sunstone Hotel Investors, Inc.	281,100	7,513,803
Taubman Centers, Inc.	144,900	7,369,614
U-Store-It Trust	251,900	5,176,545
United Dominion Realty Trust, Inc.	425,942	13,540,696
Ventas, Inc.	178,600	7,558,352
Vornado Realty Trust	208,000	25,272,000
Weingarten Realty Investors	167,700	7,732,647
		586,993,992

TOTAL COMMON STOCKS - 99.36%		$652,308,331

(Cost: $467,773,097)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 0.31%
Rabobank USA Financial Corp.,
5.28%, 1-2-07	$2,000	1,999,707

Multiple Industry - 0.33%
Honeywell International Inc.,
5.27%, 1-9-07	2,183	2,180,443

TOTAL SHORT-TERM SECURITIES - 0.64%		$4,180,150

(Cost: $4,180,150)

TOTAL INVESTMENT SECURITIES - 100.00%		$656,488,481

(Cost: $471,953,247)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Small Cap Value Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 2.12%
K&F Industries Holdings, Inc.	38,500	$874,335
LMI Aerospace, Inc.	46,700	721,048
Orbital Sciences Corporation	83,800	1,545,272
		3,140,655
Aluminum - 0.94%
Century Aluminum Company	31,041	1,387,067

Apparel - 1.82%
Payless ShoeSource, Inc.	49,400	1,621,308
Phillips-Van Heusen Corporation	21,646	1,085,980
		2,707,288
Banks - 10.67%
Boston Private Financial Holdings, Inc.	63,700	1,795,066
Cathay General Bancorp	32,800	1,132,748
Central Pacific Financial Corp.	35,000	1,356,600
Columbia Banking System, Inc.	22,300	782,841
First Midwest Bancorp, Inc.	52,400	2,025,784
First Niagara Financial Group, Inc.	153,700	2,282,445
First State Bancorporation	32,800	811,964
KBW, Inc.	53,300	1,566,487
Taylor Capital Group, Inc.	28,400	1,037,452
Umpqua Holdings Corporation	58,474	1,720,305
Wintrust Financial Corporation	27,400	1,315,885
		15,827,577
Broadcasting - 0.45%
Outdoor Channel Holdings, Inc.	52,400	670,982

Business Equipment and Services - 9.55%
Brink's Company (The)	58,700	3,752,104
CACI International Inc	20,400	1,152,600
Education Realty Trust, Inc.	77,800	1,149,106
H&E Equipment Services, Inc.	31,300	774,988
Lennox International Inc.	62,248	1,905,411
MSC Industrial Direct Co., Inc.	19,900	779,085
Sunterra Corporation	29,039	349,194
Waste Connections, Inc.	52,800	2,193,840
Watson Wyatt & Company Holdings, Inc., Class A	46,700	2,108,505
		14,164,833
Capital Equipment - 3.02%
Actuant Corporation, Class A	21,700	1,034,005
Astec Industries, Inc.	36,100	1,265,846
Gardner Denver, Inc.	41,500	1,548,365
Goodman Global, Inc.	36,421	626,441
		4,474,657
Communications Equipment - 1.42%
Dycom Industries, Inc.	24,200	511,104
Emulex Corporation	41,300	805,763
LoJack Corporation	45,887	782,832
		2,099,699
Computers -- Peripherals - 5.62%
Electronics for Imaging, Inc.	93,600	2,487,420
Imation Corp.	54,900	2,549,007
Lawson Software, Inc.	110,100	813,089
TIBCO Software Inc.	264,500	2,495,558
		8,345,074
Construction Materials - 1.52%
Texas Industries, Inc.	35,100	2,254,473

Containers - 3.07%
AptarGroup, Inc.	14,207	838,781
Jarden Corporation	47,950	1,668,180
Silgan Holdings Inc.	46,651	2,047,046
		4,554,007
Cosmetics and Toiletries - 0.91%
Nu Skin Enterprises, Inc., Class A	74,163	1,351,992

Electronic Components - 1.39%
PMC-Sierra, Inc.	118,100	791,270
Varian Semiconductor Equipment Associates, Inc.	27,800	1,265,456
		2,056,726
Finance Companies - 1.47%
Hanover Insurance Group, Inc. (The)	23,751	1,159,049
Jackson Hewitt Tax Service Inc.	30,100	1,022,497
		2,181,546
Food and Related - 3.95%
Hain Celestial Group, Inc. (The)	86,800	2,705,122
Pilgrim's Pride Corporation	32,900	968,247
Ralcorp Holdings, Inc.	43,100	2,193,359
		5,866,728
Health Care -- Drugs - 1.14%
Axcan Pharma Inc.	118,654	1,692,006

Health Care -- General - 3.81%
DJO Incorporated	90,497	3,875,082
Hologic, Inc.	29,275	1,382,951
PolyMedica Corporation	9,900	400,109
		5,658,142
Hospital Supply and Management - 1.35%
Magellan Health Services, Inc.	46,400	2,002,624

Hotels and Gaming - 5.64%
Morgans Hotel Group Co.	28,816	487,711
Orient-Express Hotels Ltd.	78,700	3,724,084
Pinnacle Entertainment, Inc.	52,000	1,723,280
Shuffle Master, Inc.	48,800	1,277,828
Vail Resorts, Inc.	25,887	1,160,255
		8,373,158
Insurance -- Property and Casualty - 3.77%
Aspen Insurance Holdings Limited	71,700	1,890,012
Endurance Specialty Holdings Ltd.	45,061	1,648,331
Platinum Underwriters Holdings, Ltd.	66,500	2,057,510
		5,595,853
Leisure Time Industry - 0.39%
Marvel Entertainment, Inc.	21,700	583,947

Motion Pictures - 1.14%
Regal Entertainment Group	79,500	1,694,940

Motor Vehicle Parts - 2.46%
Copart, Inc.	47,600	1,428,476
Directed Electronics, Inc.	73,197	837,008
Tenneco Automotive Inc.	56,200	1,389,264
		3,654,748
Non-Residential Construction - 1.41%
Washington Group International, Inc.	35,100	2,098,278

Petroleum -- Domestic - 1.65%
Comstock Resources, Inc.	36,700	1,139,902
Goodrich Petroleum Corporation	35,976	1,301,612
		2,441,514
Petroleum -- Services - 3.40%
Cal Dive International, Inc.	73,700	924,935
Hercules Offshore, Inc.	36,083	1,042,438
Hornbeck Offshore Services, Inc.	26,888	959,902
Oceaneering International, Inc.	27,100	1,075,870
Universal Compression Holdings, Inc.	16,800	1,043,448
		5,046,593
Real Estate Investment Trust - 4.10%
Arbor Realty Trust, Inc.	34,900	1,050,141
BioMed Realty Trust, Inc.	44,300	1,266,980
Corporate Office Properties Trust	29,800	1,504,006
DCT Industrial Trust Inc.	90,400	1,066,720
Innkeepers USA Trust	76,800	1,190,400
		6,078,247
Restaurants - 0.82%
Landry's Restaurants, Inc.	40,624	1,222,376

Retail -- General Merchandise - 2.21%
BJ's Wholesale Club, Inc.	59,200	1,841,712
Saks Incorporated	80,800	1,439,856
		3,281,568
Retail -- Specialty Stores - 3.84%
Big 5 Sporting Goods Corporation	36,300	885,901
Borders Group, Inc.	61,800	1,381,230
Genesco Inc.	41,200	1,536,760
Guitar Center, Inc.	13,200	599,412
Hot Topic, Inc.	75,600	1,008,126
Talbots, Inc. (The)	11,927	287,441
		5,698,870
Savings and Loans - 1.49%
Sterling Financial Corporation	38,548	1,302,922
WSFS Financial Corporation	13,492	903,155
		2,206,077
Security and Commodity Brokers - 3.17%
GFI Group Inc.	15,000	933,150
National Financial Partners Corp.	13,303	584,933
Piper Jaffray Companies	48,900	3,185,835
		4,703,918
Timesharing and Software - 2.80%
Hyperion Solutions Corporation	38,100	1,367,980
Per-Se Technologies, Inc.	82,600	2,294,215
TradeStation Group, Inc.	35,400	486,573
		4,148,768
Trucking and Shipping - 1.25%
Kirby Corporation	54,300	1,853,259

Utilities -- Electric - 3.38%
Black Hills Corporation	44,000	1,625,360
ITC Holdings Corp.	33,200	1,324,680
PNM Resources, Inc.	66,300	2,061,930
		5,011,970

TOTAL COMMON STOCKS - 97.14%		$144,130,160

(Cost: $129,711,688)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Multiple Industry - 1.51%
Honeywell International Inc.,
5.27%, 1-9-07	$2,242	2,239,374

Security and Commodity Brokers - 1.35%
UBS Finance Delaware LLC (UBS AG),
5.27%, 1-2-07	2,000	1,999,707

TOTAL SHORT-TERM SECURITIES - 2.86%		$4,239,081

(Cost: $4,239,081)

TOTAL INVESTMENT SECURITIES - 100%		$148,369,241

(Cost: $133,950,769)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Value Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 2.68%
Lockheed Martin Corporation	9,000	$828,630
Raytheon Company	25,200	1,330,560
		2,159,190
Banks - 10.27%
Bank of America Corporation	69,856	3,729,612
Citigroup Inc.	39,813	2,217,584
National City Corporation	12,200	446,032
Wachovia Corporation	18,050	1,027,948
Wells Fargo & Company	24,000	853,440
		8,274,616
Beverages - 1.48%
Diageo plc, ADR	15,050	1,193,616

Business Equipment and Services - 0.95%
Waste Management, Inc.	20,900	768,493

Capital Equipment - 0.88%
Illinois Tool Works Inc.	15,380	710,402

Chemicals -- Petroleum and Inorganic - 1.02%
E.I. du Pont de Nemours and Company	16,850	820,763

Chemicals -- Specialty - 1.47%
Air Products and Chemicals, Inc.	7,800	548,184
Mosaic Company*	29,600	632,256
		1,180,440
Communications Equipment - 0.83%
Cisco Systems, Inc.*	13,500	368,482
Nokia Corporation, Series A, ADR	15,000	304,800
		673,282
Computers -- Main and Mini - 5.52%
Hewlett-Packard Company (A)	84,200	3,468,198
Xerox Corporation*	57,600	976,320
		4,444,518
Computers -- Peripherals - 0.93%
Adobe Systems Incorporated (A)*	18,300	751,855

Defense - 1.86%
Armor Holdings, Inc.*	10,100	553,985
General Dynamics Corporation	12,700	944,245
		1,498,230
Electronic Components - 0.55%
Motorola, Inc.	21,700	446,152

Finance Companies - 5.20%
Capital One Financial Corporation (A)	16,800	1,290,576
Fannie Mae	24,000	1,425,360
Freddie Mac	21,700	1,473,430
		4,189,366
Food and Related - 1.28%
General Mills, Inc.	17,900	1,031,040

Furniture and Furnishings - 0.73%
Masco Corporation	19,700	588,439

Health Care -- Drugs - 3.51%
Endo Pharmaceuticals Holdings Inc.*	12,200	336,293
McKesson Corporation	23,200	1,176,240
Pfizer Inc.	50,800	1,315,720
		2,828,253
Health Care -- General - 1.89%
Boston Scientific Corporation (A)*	41,300	709,534
Da Vita Inc.*	14,300	813,384
		1,522,918
Hospital Supply and Management - 2.69%
Aetna Inc.	22,400	967,232
Coventry Health Care, Inc. (A)*	23,900	1,196,195
		2,163,427
Insurance -- Life - 3.71%
UnumProvident Corporation	143,700	2,986,086

Insurance -- Property and Casualty - 5.47%
Assurant, Inc.	14,400	795,600
Everest Re Group, Ltd. (A)	10,000	981,100
MBIA Inc.	6,900	504,114
St. Paul Companies, Inc. (The)	39,652	2,128,916
		4,409,730
Metal Fabrication - 2.10%
Loews Corporation, Carolina Group	26,100	1,689,192

Motion Pictures - 0.32%
News Corporation Limited, Class A	12,000	257,760

Multiple Industry - 3.81%
Altria Group, Inc.	31,300	2,686,166
Genworth Financial, Inc.	11,300	386,573
		3,072,739
Petroleum -- International - 12.48%
Anadarko Petroleum Corporation	19,000	826,880
ChevronTexaco Corporation	36,000	2,647,080
ConocoPhillips	13,700	985,715
Devon Energy Corporation	15,800	1,059,864
Exxon Mobil Corporation	59,106	4,529,293
		10,048,832
Railroad - 1.67%
Union Pacific Corporation	14,600	1,343,492

Real Estate Investment Trust - 1.04%
Duke Realty Corporation	20,400	834,360

Restaurants - 1.11%
McDonald's Corporation	20,108	891,388

Retail -- General Merchandise - 1.81%
Dollar General Corporation (A)	42,750	686,565
Family Dollar Stores, Inc.	26,200	768,446
		1,455,011
Retail -- Specialty Stores - 0.17%
Home Depot, Inc. (The)	3,400	136,544

Security and Commodity Brokers - 8.86%
Bear Stearns Companies Inc. (The)	6,100	992,958
CIT Group Inc.	17,400	970,398
J.P. Morgan Chase & Co.	71,602	3,458,377
Morgan Stanley	21,100	1,718,173
		7,139,906
Utilities -- Electric - 3.62%
Energy East Corporation	32,300	801,040
Exelon Corporation	7,600	470,364
Mirant Corporation*	24,000	757,680
NRG Energy, Inc.*	15,800	884,958
		2,914,042
Utilities -- Gas and Pipeline - 1.24%
FirstEnergy Corp.	16,600	999,486

Utilities -- Telephone - 3.22%
AT&T Inc.	45,100	1,612,325
Verizon Communications Inc.	26,300	979,412
		2,591,737

TOTAL COMMON STOCKS - 94.37%		$76,015,305

(Cost: $59,387,233)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Multiple Industry - 3.15%
Honeywell International Inc.
5.27%, 1-9-07	$2,536	2,533,030

Security and Commodity Brokers - 2.48%
UBS Finance Delaware LLC (UBS AG)
5.27%, 1-2-07	2,000	1,999,707

TOTAL SHORT-TERM SECURITIES - 5.63%		$4,532,737

(Cost: $4,532,737)

TOTAL INVESTMENT SECURITIES - 100.00%		$80,548,042

(Cost: $63,919,970)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written options outstanding at December 31, 2006:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Adobe Systems Incorporated	183	January/47.5	$8,052	$732
Boston Scientific Corporation:	159	January/19	2,862	1,590
	110	February/19	3,190	2,734
	144	March/19	3,658	5,655
Hewlett-Packard Company	112	January/45	4,928	560

			$22,690	$11,271

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Capital One Financial Corporation	26	January/75	$4,342	$1,950
Coventry Health Care, Inc.	37	January/43.375	5,439	278
Dollar General Corporation	194	January/12.5	6,111	485
Everest Re Group, Ltd.	26	January/95	2,912	910

			$18,804	$3,623

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 1, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: March 1, 2007